UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22431

RiverPark Funds Trust

(Exact name of registrant as specified in charter)

156 West 56th Street, 17th Floor

New York, NY 10019

(Address of principal executive offices) (Zip code)

Morty Schaja

156 West 56th Street, 17th Floor

New York, NY 10019

(Name and address of agent for service)

With a copy to:

Thomas R. Westle

Blank Rome LLP

1271 Avenue of the Americas

New York, NY 10020

Registrant’s telephone number, including area code: 212-484-2100

Date of fiscal year end: September 30, 2025

Date of reporting period: March 31, 2025

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

RiverPark Funds Trust

RiverPark Large Growth Fund

Retail Class Shares - RPXFX

Semi-Annual Shareholder Report: March 31, 2025

This semi-annual shareholder report contains important information about Retail Class Shares of the RiverPark Large Growth Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://riverparkfunds.com/how-to-invest. You can also request this information by contacting us at 888-564-4517.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RiverPark Large Growth Fund, Retail Class Shares	$62	1.25%

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$43,188	37	$146	12%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Consumer Staples	3.7%
Industrials	4.1%
Health Care	11.3%
Financials	12.8%
Consumer Discretionary	13.2%
Communication Services	18.5%
Information Technology	33.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
NVIDIA	6.3%
Apple	6.3%
Microsoft	6.1%
Amazon.com	5.5%
Meta Platforms, Cl A	4.8%
Eli Lilly	4.6%
Netflix	3.4%
Uber Technologies	3.2%
Shopify, Cl A	3.1%
Walt Disney	2.8%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  888-564-4517

  https://riverparkfunds.com/how-to-invest

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 888-564-4517 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

RPXFX-SAR-2025

RiverPark Funds Trust

RiverPark Large Growth Fund

Institutional Class Shares - RPXIX

Semi-Annual Shareholder Report: March 31, 2025

This semi-annual shareholder report contains important information about Institutional Class Shares of the RiverPark Large Growth Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://riverparkfunds.com/how-to-invest. You can also request this information by contacting us at 888-564-4517.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RiverPark Large Growth Fund, Institutional Class Shares	$49	1.00%

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$43,188	37	$146	12%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Consumer Staples	3.7%
Industrials	4.1%
Health Care	11.3%
Financials	12.8%
Consumer Discretionary	13.2%
Communication Services	18.5%
Information Technology	33.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
NVIDIA	6.3%
Apple	6.3%
Microsoft	6.1%
Amazon.com	5.5%
Meta Platforms, Cl A	4.8%
Eli Lilly	4.6%
Netflix	3.4%
Uber Technologies	3.2%
Shopify, Cl A	3.1%
Walt Disney	2.8%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  888-564-4517

  https://riverparkfunds.com/how-to-invest

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 888-564-4517 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

RPXIX-SAR-2025

RiverPark Funds Trust

Wedgewood Fund

Retail Class Shares - RWGFX

Semi-Annual Shareholder Report: March 31, 2025

This semi-annual shareholder report contains important information about Retail Class Shares of the Wedgewood Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://riverparkfunds.com/how-to-invest. You can also request this information by contacting us at 888-564-4517.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wedgewood Fund, Retail Class Shares	$62	1.25%

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$28,886	19	$90	11%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Health Care	10.5%
Industrials	10.7%
Communication Services	15.8%
Consumer Discretionary	16.2%
Financials	18.3%
Information Technology	28.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Visa, Cl A	8.6%
Meta Platforms, Cl A	8.1%
Taiwan Semiconductor Manufacturing ADR	7.9%
Alphabet, Cl A	7.7%
Apple	7.4%
PayPal Holdings	6.2%
Copart	5.5%
UnitedHealth Group	5.5%
Booking Holdings	5.4%
Tractor Supply	5.2%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  888-564-4517

  https://riverparkfunds.com/how-to-invest

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 888-564-4517 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

RWGFX-SAR-2025

RiverPark Funds Trust

Wedgewood Fund

Institutional Class Shares - RWGIX

Semi-Annual Shareholder Report: March 31, 2025

This semi-annual shareholder report contains important information about Institutional Class Shares of the Wedgewood Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://riverparkfunds.com/how-to-invest. You can also request this information by contacting us at 888-564-4517.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wedgewood Fund, Institutional Class Shares	$50	1.00%

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$28,886	19	$90	11%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Health Care	10.5%
Industrials	10.7%
Communication Services	15.8%
Consumer Discretionary	16.2%
Financials	18.3%
Information Technology	28.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Visa, Cl A	8.6%
Meta Platforms, Cl A	8.1%
Taiwan Semiconductor Manufacturing ADR	7.9%
Alphabet, Cl A	7.7%
Apple	7.4%
PayPal Holdings	6.2%
Copart	5.5%
UnitedHealth Group	5.5%
Booking Holdings	5.4%
Tractor Supply	5.2%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  888-564-4517

  https://riverparkfunds.com/how-to-invest

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 888-564-4517 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

RWGIX-SAR-2025

RiverPark Funds Trust

RiverPark Short Term High Yield Fund

Retail Class Shares - RPHYX

Semi-Annual Shareholder Report: March 31, 2025

This semi-annual shareholder report contains important information about Retail Class Shares of the RiverPark Short Term High Yield Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://riverparkfunds.com/how-to-invest. You can also request this information by contacting us at 888-564-4517.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RiverPark Short Term High Yield Fund, Retail Class Shares	$62	1.23%

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$760,923	52	$2,471	253%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Special Purpose Acquisition Companies	0.2%
Commercial Paper	0.8%
Convertible Bonds	1.7%
Bank Loan Obligation	2.0%
Preferred Stock	2.3%
Corporate Obligations	90.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
CrownRock	5.000%	05/01/29	6.5%
Viridien	8.750%	04/01/27	6.3%
Bausch Health Cos	5.500%	11/01/25	5.0%
DNO	7.875%	09/09/26	4.7%
Mohegan Tribal Gaming Authority	8.000%	02/01/26	4.2%
Chord Energy	6.375%	06/01/26	3.5%
Dana Financing Luxembourg SARL	5.750%	04/15/25	3.1%
Golar LNG	7.000%	10/20/25	3.1%
Genesis Energy LP/Genesis Energy Finance	8.000%	01/15/27	3.0%
Sealed Air	5.500%	09/15/25	2.9%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  888-564-4517

  https://riverparkfunds.com/how-to-invest

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 888-564-4517 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

RPHYX-SAR-2025

RiverPark Funds Trust

RiverPark Short Term High Yield Fund

Institutional Class Shares - RPHIX

Semi-Annual Shareholder Report: March 31, 2025

This semi-annual shareholder report contains important information about Institutional Class Shares of the RiverPark Short Term High Yield Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://riverparkfunds.com/how-to-invest. You can also request this information by contacting us at 888-564-4517.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RiverPark Short Term High Yield Fund, Institutional Class Shares	$48	0.96%

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$760,923	52	$2,471	253%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Special Purpose Acquisition Companies	0.2%
Commercial Paper	0.8%
Convertible Bonds	1.7%
Bank Loan Obligation	2.0%
Preferred Stock	2.3%
Corporate Obligations	90.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
CrownRock	5.000%	05/01/29	6.5%
Viridien	8.750%	04/01/27	6.3%
Bausch Health Cos	5.500%	11/01/25	5.0%
DNO	7.875%	09/09/26	4.7%
Mohegan Tribal Gaming Authority	8.000%	02/01/26	4.2%
Chord Energy	6.375%	06/01/26	3.5%
Dana Financing Luxembourg SARL	5.750%	04/15/25	3.1%
Golar LNG	7.000%	10/20/25	3.1%
Genesis Energy LP/Genesis Energy Finance	8.000%	01/15/27	3.0%
Sealed Air	5.500%	09/15/25	2.9%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  888-564-4517

  https://riverparkfunds.com/how-to-invest

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 888-564-4517 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

RPHIX-SAR-2025

RiverPark Funds Trust

RiverPark Long/Short Opportunity Fund

Retail Class Shares - RLSFX

Semi-Annual Shareholder Report: March 31, 2025

This semi-annual shareholder report contains important information about Retail Class Shares of the RiverPark Long/Short Opportunity Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://riverparkfunds.com/how-to-invest. You can also request this information by contacting us at 888-564-4517.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RiverPark Long/Short Opportunity Fund, Retail Class Shares	$99	2.00%

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$34,583	65	$275	7%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Total Return Swaps	1.1%
Consumer Staples	3.4%
Industrials	4.8%
Financials	10.3%
Health Care	10.5%
Consumer Discretionary	11.9%
Communication Services	16.9%
Information Technology	28.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Apple	6.9%
Microsoft	6.6%
Amazon.com	4.3%
Meta Platforms, Cl A	4.1%
Eli Lilly	3.4%
Netflix	3.2%
Uber Technologies	3.0%
Booking Holdings	2.8%
UnitedHealth Group	2.7%
Walt Disney	2.7%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  888-564-4517

  https://riverparkfunds.com/how-to-invest

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 888-564-4517 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

RLSFX-SAR-2025

RiverPark Funds Trust

RiverPark Long/Short Opportunity Fund

Institutional Class Shares - RLSIX

Semi-Annual Shareholder Report: March 31, 2025

This semi-annual shareholder report contains important information about Institutional Class Shares of the RiverPark Long/Short Opportunity Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://riverparkfunds.com/how-to-invest. You can also request this information by contacting us at 888-564-4517.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RiverPark Long/Short Opportunity Fund, Institutional Class Shares	$91	1.85%

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$34,583	65	$275	7%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Total Return Swaps	1.1%
Consumer Staples	3.4%
Industrials	4.8%
Financials	10.3%
Health Care	10.5%
Consumer Discretionary	11.9%
Communication Services	16.9%
Information Technology	28.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Apple	6.9%
Microsoft	6.6%
Amazon.com	4.3%
Meta Platforms, Cl A	4.1%
Eli Lilly	3.4%
Netflix	3.2%
Uber Technologies	3.0%
Booking Holdings	2.8%
UnitedHealth Group	2.7%
Walt Disney	2.7%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  888-564-4517

  https://riverparkfunds.com/how-to-invest

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 888-564-4517 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

RLSIX-SAR-2025

RiverPark Funds Trust

RiverPark Floating Rate CMBS Fund

Retail Class Shares - RCRFX

Semi-Annual Shareholder Report: March 31, 2025

This semi-annual shareholder report contains important information about Retail Class Shares of the RiverPark Floating Rate CMBS Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://riverparkfunds.com/how-to-invest. You can also request this information by contacting us at 888-564-4517.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RiverPark Floating Rate CMBS Fund, Retail Class Shares	$63	1.25%

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$32,297	25	$76	8%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Commercial Mortgage-Backed Securities	97.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
BX Commercial Mortgage Trust, Ser 2021-XL2, Cl F, TSFR1M + 2.359%	6.678%	10/15/38	6.5%
ARES Commercial Mortgage Trust, Ser 2024-IND, Cl B, TSFR1M + 2.041%	6.360%	07/15/41	6.2%
ARES Commercial Mortgage Trust, Ser 2024-IND2, Cl C, TSFR1M + 1.992%	6.311%	10/15/34	6.2%
BX Trust, Ser 2025-DIME, Cl C, TSFR1M + 1.750%	6.069%	02/15/35	6.1%
ILPT Commercial Mortgage Trust, Ser 2022-LPF2, Cl C, TSFR1M + 3.493%	7.812%	10/15/39	6.1%
BX Trust, Ser 2024-CNYN, Cl A, TSFR1M + 1.442%	5.761%	04/15/41	5.2%
BX Trust, Ser 2021-RISE, Cl A, TSFR1M + 0.862%	5.181%	11/15/36	5.2%
BX Commercial Mortgage Trust, Ser 2024-MDHS, Cl A, TSFR1M + 1.641%	5.961%	05/15/41	4.9%
MHP, Ser 2021-STOR, Cl F, TSFR1M + 2.314%	6.635%	07/15/38	4.6%
BX Trust, Ser 2022-IND, Cl E, TSFR1M + 3.987%	8.306%	04/15/37	4.3%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  888-564-4517

  https://riverparkfunds.com/how-to-invest

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 888-564-4517 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

RCRFX-SAR-2025

RiverPark Funds Trust

RiverPark Floating Rate CMBS Fund

Institutional Class Shares - RCRIX

Semi-Annual Shareholder Report: March 31, 2025

This semi-annual shareholder report contains important information about Institutional Class Shares of the RiverPark Floating Rate CMBS Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://riverparkfunds.com/how-to-invest. You can also request this information by contacting us at 888-564-4517.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RiverPark Floating Rate CMBS Fund, Institutional Class Shares	$43	0.85%

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$32,297	25	$76	8%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Commercial Mortgage-Backed Securities	97.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
BX Commercial Mortgage Trust, Ser 2021-XL2, Cl F, TSFR1M + 2.359%	6.678%	10/15/38	6.5%
ARES Commercial Mortgage Trust, Ser 2024-IND, Cl B, TSFR1M + 2.041%	6.360%	07/15/41	6.2%
ARES Commercial Mortgage Trust, Ser 2024-IND2, Cl C, TSFR1M + 1.992%	6.311%	10/15/34	6.2%
BX Trust, Ser 2025-DIME, Cl C, TSFR1M + 1.750%	6.069%	02/15/35	6.1%
ILPT Commercial Mortgage Trust, Ser 2022-LPF2, Cl C, TSFR1M + 3.493%	7.812%	10/15/39	6.1%
BX Trust, Ser 2024-CNYN, Cl A, TSFR1M + 1.442%	5.761%	04/15/41	5.2%
BX Trust, Ser 2021-RISE, Cl A, TSFR1M + 0.862%	5.181%	11/15/36	5.2%
BX Commercial Mortgage Trust, Ser 2024-MDHS, Cl A, TSFR1M + 1.641%	5.961%	05/15/41	4.9%
MHP, Ser 2021-STOR, Cl F, TSFR1M + 2.314%	6.635%	07/15/38	4.6%
BX Trust, Ser 2022-IND, Cl E, TSFR1M + 3.987%	8.306%	04/15/37	4.3%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  888-564-4517

  https://riverparkfunds.com/how-to-invest

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 888-564-4517 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

RCRIX-SAR-2025

RiverPark Funds Trust

Riverpark/Next Century Growth Fund

Retail Class Shares - RPNCX

Semi-Annual Shareholder Report: March 31, 2025

This semi-annual shareholder report contains important information about Retail Class Shares of the Riverpark/Next Century Growth Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://riverparkfunds.com/how-to-invest. You can also request this information by contacting us at 888-564-4517.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Riverpark/Next Century Growth Fund, Retail Class Shares	$67	1.40%

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$11,244	52	$34	53%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Real Estate	0.5%
Materials	2.4%
Financials	9.9%
Consumer Discretionary	11.4%
Information Technology	21.6%
Health Care	22.9%
Industrials	29.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
RBC Bearings	3.6%
GeneDx Holdings, Cl A	3.4%
Ollie's Bargain Outlet Holdings	3.4%
ExlService Holdings	3.3%
Alignment Healthcare	3.3%
Paymentus Holdings, Cl A	3.2%
Saia	3.0%
Kinsale Capital Group	3.0%
Universal Technical Institute	2.8%
MACOM Technology Solutions Holdings	2.8%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  888-564-4517

  https://riverparkfunds.com/how-to-invest

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 888-564-4517 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

RPNCX-SAR-2025

RiverPark Funds Trust

Riverpark/Next Century Growth Fund

Institutional Class Shares - RPNIX

Semi-Annual Shareholder Report: March 31, 2025

This semi-annual shareholder report contains important information about Institutional Class Shares of the Riverpark/Next Century Growth Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://riverparkfunds.com/how-to-invest. You can also request this information by contacting us at 888-564-4517.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Riverpark/Next Century Growth Fund, Institutional Class Shares	$55	1.15%

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$11,244	52	$34	53%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Real Estate	0.5%
Materials	2.4%
Financials	9.9%
Consumer Discretionary	11.4%
Information Technology	21.6%
Health Care	22.9%
Industrials	29.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
RBC Bearings	3.6%
GeneDx Holdings, Cl A	3.4%
Ollie's Bargain Outlet Holdings	3.4%
ExlService Holdings	3.3%
Alignment Healthcare	3.3%
Paymentus Holdings, Cl A	3.2%
Saia	3.0%
Kinsale Capital Group	3.0%
Universal Technical Institute	2.8%
MACOM Technology Solutions Holdings	2.8%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  888-564-4517

  https://riverparkfunds.com/how-to-invest

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 888-564-4517 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

RPNIX-SAR-2025

RiverPark Funds Trust

Riverpark/Next Century Large Growth Fund

Retail Class Shares - RPNRX

Semi-Annual Shareholder Report: March 31, 2025

This semi-annual shareholder report contains important information about Retail Class Shares of the Riverpark/Next Century Large Growth Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://riverparkfunds.com/how-to-invest. You can also request this information by contacting us at 888-564-4517.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Riverpark/Next Century Large Growth Fund, Retail Class Shares	$60	1.25%

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$2,580	39	$-	43%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Consumer Staples	3.7%
Health Care	4.7%
Consumer Discretionary	8.8%
Industrials	10.9%
Financials	12.3%
Communication Services	12.5%
Information Technology	44.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Apple	8.8%
Microsoft	7.4%
NVIDIA	6.9%
Amazon.com	5.9%
Alphabet, Cl A	4.4%
Meta Platforms, Cl A	4.1%
Costco Wholesale	3.7%
Intuitive Surgical	3.5%
Progressive	3.5%
Boeing	3.4%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  888-564-4517

  https://riverparkfunds.com/how-to-invest

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 888-564-4517 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

RPNRX-SAR-2025

RiverPark Funds Trust

Riverpark/Next Century Large Growth Fund

Institutional Class Shares - RPNLX

Semi-Annual Shareholder Report: March 31, 2025

This semi-annual shareholder report contains important information about Institutional Class Shares of the Riverpark/Next Century Large Growth Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://riverparkfunds.com/how-to-invest. You can also request this information by contacting us at 888-564-4517.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Riverpark/Next Century Large Growth Fund, Institutional Class Shares	$48	1.00%

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$2,580	39	$-	43%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Consumer Staples	3.7%
Health Care	4.7%
Consumer Discretionary	8.8%
Industrials	10.9%
Financials	12.3%
Communication Services	12.5%
Information Technology	44.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Apple	8.8%
Microsoft	7.4%
NVIDIA	6.9%
Amazon.com	5.9%
Alphabet, Cl A	4.4%
Meta Platforms, Cl A	4.1%
Costco Wholesale	3.7%
Intuitive Surgical	3.5%
Progressive	3.5%
Boeing	3.4%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  888-564-4517

  https://riverparkfunds.com/how-to-invest

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 888-564-4517 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

RPNLX-SAR-2025

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to unlisted registrants.

Item 6. Investments.

(a) The Schedule of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

Semi-Annual Financials and Other Information March 31, 2025 (Unaudited)

RiverPark Large Growth Fund

Retail Class Shares and Institutional Class Shares

Wedgewood Fund

Retail Class Shares and Institutional Class Shares

RiverPark Short Term High Yield Fund

Retail Class Shares and Institutional Class Shares

RiverPark Long/Short Opportunity Fund

Retail Class Shares and Institutional Class Shares

RiverPark Floating Rate CMBS Fund

Retail Class Shares and Institutional Class Shares

RiverPark/Next Century Growth Fund

Retail Class Shares and Institutional Class Shares

RiverPark/Next Century Large Growth Fund

Retail Class Shares and Institutional Class Shares

Investment Adviser:
RiverPark Advisors, LLC

Table of Contents

Financial Statements (Form N-CSR Item 7)
Schedules of Investments
RiverPark Large Growth Fund	1
Wedgewood Fund	2
RiverPark Short Term High Yield Fund	3
RiverPark Long/Short Opportunity Fund	6
RiverPark Floating Rate CMBS Fund	9
RiverPark/Next Century Growth Fund	11
RiverPark/Next Century Large Growth Fund	12
Statements of Assets and Liabilities	13
Statements of Operations	16
Statements of Changes in Net Assets	19
Financial Highlights	24
Notes to Financial Statements	30
Other Information (Form N-CSRS Items 8-11)	49

RiverPark Large Growth Fund March 31, 2025 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 97.5%**
Communication Services – 18.5%
Alphabet, Cl A	6,637	$1,026
Alphabet, Cl C	6,558	1,025
Meta Platforms, Cl A	3,598	2,074
Netflix *	1,593	1,486
Pinterest, Cl A *	24,390	756
Snap, Cl A *	49,947	435
Walt Disney	12,342	1,218
		8,020
Consumer Discretionary – 13.2%
Amazon.com *	12,595	2,397
Booking Holdings	251	1,156
McDonald’s	1,647	515
NIKE, Cl B	11,436	726
Starbucks	9,138	896
		5,690
Consumer Staples – 3.7%
Costco Wholesale	1,218	1,152
PepsiCo	2,889	433
		1,585
Financials – 12.8%
Blackstone	7,278	1,017
Charles Schwab	15,189	1,189
KKR	9,342	1,080
Mastercard, Cl A	2,029	1,112
Visa, Cl A	3,209	1,125
		5,523
Health Care – 11.3%
Eli Lilly	2,392	1,976
Illumina *	3,416	271
Intuitive Surgical *	2,016	998
UnitedHealth Group	2,105	1,102
Zoetis, Cl A	3,259	537
		4,884
Industrials – 4.1%
Lockheed Martin	853	381
Uber Technologies *	19,020	1,386
		1,767
Information Technology – 33.9%
Adobe *	1,699	$652
Apple	12,226	2,716
Applied Materials	4,895	710
Autodesk *	2,695	705
Datadog, Cl A *	6,426	637
Intuit	1,387	852
Microsoft	7,000	2,628
NVIDIA	25,105	2,721
ServiceNow *	1,144	911
Shopify, Cl A *	14,097	1,346
Taiwan Semiconductor Manufacturing ADR	4,558	756
		14,634
Total Common Stock
(Cost $23,661) (000)		42,103

Total Investments — 97.5%
(Cost $23,661) (000)		$42,103

As of March 31, 2025, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

Percentages are based on Net Assets of $43,188 (000).
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

Wedgewood Fund March 31, 2025 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 99.5%
Communication Services – 15.8%
Alphabet, Cl A	14,448	$2,234
Meta Platforms, Cl A	4,040	2,329
		4,563
Consumer Discretionary – 16.2%
Booking Holdings	338	1,557
O’Reilly Automotive *	738	1,057
Pool	1,741	555
Tractor Supply	27,330	1,506
		4,675
Financials – 18.3%
PayPal Holdings *	27,502	1,794
S&P Global	1,960	996
Visa, Cl A	7,088	2,484
		5,274
Health Care – 10.5%
Edwards Lifesciences *	19,989	1,449
UnitedHealth Group	3,032	1,588
		3,037
Industrials – 10.7%
Copart *	28,202	1,596
Old Dominion Freight Line	4,935	816
United Rentals	1,085	680
		3,092
Information Technology – 28.0%
Apple	9,644	2,142
CDW	5,274	845
Microsoft	3,688	1,384
Motorola Solutions	3,291	1,441
Taiwan Semiconductor Manufacturing ADR	13,769	2,286
		8,098
Total Common Stock
(Cost $16,883) (000)		28,739

Total Investments — 99.5%
(Cost $16,883) (000)		$28,739

As of March 31, 2025, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

Percentages are based on Net Assets of $28,886 (000).
*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

RiverPark Short Term High Yield Fund March 31, 2025 (Unaudited)

Description	Face Amount (000)‡	Value (000)
Schedule of Investments
Corporate Obligations — 90.1%**
Communication Services – 3.7%
Getty Images
9.750%, 03/01/27 (a)	19,570	$19,620
TEGNA
4.750%, 03/15/26 (a)	8,309	8,214
		27,834
Consumer Discretionary – 14.1%
Dana Financing Luxembourg SARL
5.750%, 04/15/25 (a)	23,620	23,648
Ford Motor Credit
5.125%, 06/16/25	6,000	5,996
4.687%, 06/09/25	11,490	11,475
4.134%, 08/04/25	3,382	3,363
Jaguar Land Rover Automotive
7.750%, 10/15/25 (a)	4,003	4,008
Mohegan Tribal Gaming Authority
8.000%, 02/01/26 (a)	32,000	31,996
Six Flags Entertainment
7.000%, 07/01/25 (a)	7,541	7,564
Sizzling Platter
8.500%, 11/28/25 (a)	19,482	19,516
		107,566
Energy – 31.9%
Aris Water Holdings
7.625%, 04/01/26 (a)	17,234	17,234
Chord Energy
6.375%, 06/01/26 (a)	26,389	26,450
CrownRock
5.000%, 05/01/29 (a)	48,876	49,666
DNO
7.875%, 09/09/26	35,040	35,881
Energy Transfer
6.750%, H15T5Y + 5.134%, 05/15/73 (b)	5,000	5,017
Genesis Energy LP/Genesis Energy Finance
8.000%, 01/15/27	22,290	22,725
Golar LNG
7.000%, 10/20/25 (a)	23,075	23,218
Northriver Midstream Finance
5.625%, 02/15/26 (a)	896	893
Rockies Express Pipeline
3.600%, 05/15/25 (a)	5,794	5,777
Tidewater
8.500%, 11/16/26	7,250	$7,445
Viridien
8.750%, 04/01/27 (a)	47,270	48,304
W&T Offshore
11.750%, 02/01/26 (a)	500	512
		243,122
Financials – 5.2%
AssuredPartners
5.625%, 01/15/29 (a)	18,340	18,315
Castlelake Aviation Finance DAC
5.000%, 04/15/27 (a)	20,791	21,005
		39,320
Health Care – 6.5%
Bausch Health Cos
5.500%, 11/01/25 (a)	38,000	37,986
Cannabist Holdings
9.500%, 02/03/26 (a)	8,000	4,419
Encompass Health
5.750%, 09/15/25	7,098	7,123
		49,528
Industrials – 16.7%
Beacon Roofing Supply
4.500%, 11/15/26 (a)	800	799
Clarios Global
6.250%, 05/15/26 (a)	970	971
Delta Air Lines
7.000%, 05/01/25 (a)	6,200	6,208
Hawaiian Airlines Pass-Through Certificates, Ser 2013-1, Cl A
3.900%, 01/15/26	15,990	15,768
Icahn Enterprises
6.250%, 05/15/26	20,110	19,993
Matthews International
8.625%, 10/01/27 (a)	10,869	11,297
OPENLANE
5.125%, 06/01/25 (a)	21,728	21,693
TK Elevator Holdco GmbH
7.625%, 07/15/28 (a)	19,965	20,015
Triumph Group
9.000%, 03/15/28 (a)	14,000	14,736
WASH Multifamily Acquisition
5.750%, 04/15/26 (a)	14,758	14,635
		126,115
Information Technology – 2.4%
Western Digital
4.750%, 02/15/26	18,688	18,593

The accompanying notes are an integral part of the financial statements.

RiverPark Short Term High Yield Fund March 31, 2025 (Unaudited)

Description	Face Amount (000)‡/ Shares	Value (000)
Materials – 7.1%
Berry Global
5.625%, 07/15/27 (a)	12,506	$12,495
4.500%, 02/15/26 (a)	1,200	1,193
New Gold
7.500%, 07/15/27 (a)	5,956	6,005
Pactiv Evergreen Group Issuer
4.375%, 10/15/28 (a)	11,929	12,190
Sealed Air
5.500%, 09/15/25 (a)	22,223	22,340
		54,223
Real Estate – 0.7%
VICI Properties
4.625%, 06/15/25 (a)	5,500	5,503

Utilities – 1.8%
AES Andes
6.350%, H15T5Y + 4.917%, 10/07/79 (a) (b)	13,450	13,443

Total Corporate Obligations
(Cost $688,657) (000)		685,247

Preferred Stock — 2.3%
Preferred Stock – 2.3%
WESCO International
10.625%(b)	705,080	17,810

Total Preferred Stock
(Cost $18,197) (000)		17,810

Bank Loan Obligation — 2.0%
Publishing – 2.0%
Dun & Bradstreet Corp, 2022 Incremental Term B-2 Loan
6.572%, 01/18/29 (b) (c)	15,000	14,960

Total Bank Loan Obligation
(Cost $15,019) (000)		14,960

Convertible Bonds — 1.7%
Communication Services – 1.1%
Magnite
0.250%, 03/15/26	9,000	8,604

Information Technology – 0.6%
Vishay Intertechnology
2.250%, 06/15/25	4,162	$4,084

Total Convertible Bonds
(Cost $12,684) (000)		12,688

Commercial Paper — 0.8%
Consumer Discretionary – 0.8%
Whirlpool
5.165%, 04/07/25 (d)	6,500	6,494

Total Commercial Paper
(Cost $6,494) (000)		6,494

Special Purpose Acquisition Companies — 0.2%
Common Stock — 0.2%
Diversified Financials – 0.2%
IB Acquisition *	164,448	1,694
Plum Acquisition Corp III, Founder Shares * (e)	45,106	7
		1,701
Total Special Purpose Acquisition Companies
(Cost $1,687) (000)		1,701

Total Investments — 97.1%
(Cost $742,738) (000)		$738,900

The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund’s investments and other financial instruments carried at value (000), in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$685,247	$—	$685,247
Preferred Stock	17,810	—	—	17,810
Bank Loan Obligation	—	14,960	—	14,960
Convertible Bonds	—	12,688	—	12,688
Commercial Paper	—	6,494	—	6,494
Special Purpose Acquisition Companies	1,694	—	7	1,701
Total Investments in Securities	$19,504	$719,389	$7	$738,900

For the period ended March 31, 2025, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

RiverPark Short Term High Yield Fund March 31, 2025 (Unaudited)

Percentages are based on Net Assets of $760,923 (000).
‡	In U.S. Dollar unless otherwise indicated.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.
(a)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees. At March 31, 2025, these securities amounted to $531,869 (000) or 69.9% of Net Assets.

(b)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(c)	Unsettled bank loan. Interest rate may not be available.
(d)	The rate reported on the Schedule of Investments is the effective yield at the time of purchase.
(e)	Level 3 security in accordance with fair value hierarchy. As of March 31, 2025, the total amount of Level 3 securities held by the Fund was $7 (000).

Cl — Class

H15T5Y — U.S. Treasury Yield Curve Rate Treasury Note Constant Maturity Five Year

Ser — Series

Amounts designated as “—’’ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

RiverPark Long/Short Opportunity Fund March 31, 2025 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 86.1%**
Communication Services – 16.9%
Alphabet, Cl A	4,644	$718
Alphabet, Cl C	4,613	721
Meta Platforms, Cl A	2,439	1,406
Netflix *	1,190	1,110
Pinterest, Cl A *	19,182	594
Snap, Cl A *	40,962	357
Walt Disney	9,597	947
		5,853
Consumer Discretionary – 11.9%
Amazon.com *	7,835	1,491
Booking Holdings	212	977
McDonald’s	1,509	471
NIKE, Cl B	8,556	543
Starbucks	6,580	645
		4,127
Consumer Staples – 3.4%
Costco Wholesale	834	789
PepsiCo	2,472	371
		1,160
Financials – 10.3%
Blackstone	5,948	831
KKR	7,680	888
Mastercard, Cl A	1,665	913
Visa, Cl A	2,635	923
		3,555
Health Care – 10.5%
Eli Lilly	1,434	1,184
Illumina *	3,073	244
Intuitive Surgical *	1,631	808
UnitedHealth Group	1,814	950
Zoetis, Cl A	2,670	440
		3,626
Industrials – 4.8%
Lockheed Martin	730	326
Lyft, Cl A *	25,435	302
Uber Technologies *	14,408	1,050
		1,678
Information Technology – 28.3%
Adobe *	1,199	$460
Apple	10,691	2,375
Applied Materials	3,563	517
Autodesk *	2,154	564
Datadog, Cl A *	4,670	463
Intuit	1,021	627
Microsoft	6,074	2,280
NVIDIA (a)	3,619	392
ServiceNow *	800	637
Shopify, Cl A *	9,811	937
Taiwan Semiconductor Manufacturing ADR	3,129	519
		9,771
Total Common Stock
(Cost $15,472) (000)		29,770

Total Investments — 86.1%
(Cost $15,472) (000)		$29,770

The accompanying notes are an integral part of the financial statements.

RiverPark Long/Short Opportunity Fund March 31, 2025 (Unaudited)

A list of open swap agreements held by the Fund at March 31, 2025 was as follows:

Total Return Swaps

Long Exposure
Company Reference	Counterparty	Fund Pays	Payment Frequency[1]	Maturity Date	Notional Amount (000)	Value (000)	Net Unrealized Appreciation/ (Depreciation) (000)†
Charles Schwab	Goldman Sachs International	USD-SOFR + 0.61%	Maturity	06/02/2025	$929	$939	$10
NVIDIA	Goldman Sachs International	USD-SOFR + 0.61%	Maturity	05/29/2025	1,247	1,626	379
					$2,176	$2,565	$389

Short Exposure
Company Reference	Counterparty	Fund Receives	Fund Pays	Payment Frequency[1]	Maturity Date	Notional Amount (000)	Value (000)	Net Unrealized Appreciation/ (Depreciation) (000)†
Aramark	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	04/21/2026	$(105)	$(106)	$(1)
Ares Management, Class A	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	05/21/2025	(114)	(113)	1
Block, Class A	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	03/24/2026	(21)	(15)	6
Capital One Financial Corp	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	01/26/2026	(197)	(194)	3
Carmax	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	01/26/2026	(108)	(99)	9
Compass (Delaware)	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	03/25/2026	(175)	(165)	10
Crowdstrike Holdings	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	03/26/2026	(180)	(170)	10
Doordash, Class A	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	06/18/2025	(174)	(269)	(95)
Duolingo	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	04/28/2026	(107)	(99)	8
Expedia Group	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	08/19/2025	(130)	(158)	(28)
Expeditors International Of Washington	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	04/14/2026	(225)	(231)	(6)
Fastenal Company	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	04/14/2026	(227)	(231)	(4)
Fidelity National Information Services	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	04/28/2026	(107)	(106)	1
Hilton Worldwide Holdings	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	03/19/2026	(107)	(90)	17
Industrial Select Sector SPDR	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	05/14/2025	(1,356)	(1,379)	(23)
iShares MSCI Eurozone ETF	Goldman Sachs International	USD-SOFR	-1.34%	Maturity	09/08/2025	(625)	(683)	(58)
Kimberly-Clark	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	04/14/2026	(177)	(178)	(1)
Marriott International, Class A	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	03/19/2026	(108)	(89)	19
Match Group	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	06/18/2025	(232)	(221)	11
Planet Fitness, Class A	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	08/12/2025	(252)	(302)	(50)
Ralph Lauren Corp, Class A	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	03/11/2026	(111)	(91)	20
Ringcentral	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	03/24/2026	(62)	(51)	11
Snowflake, Class A	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	03/26/2026	(182)	(165)	17
SPDR S&P Homebuilders ETF	Goldman Sachs International	USD-SOFR	-0.71%	Maturity	09/16/2025	(886)	(778)	108
Synchrony Financial	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	12/01/2025	(189)	(175)	14
Texas Roadhouse	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	04/14/2026	(227)	(220)	7
						$(6,384)	$(6,378)	$6

1	The payment frequency is the maturity date of each swap contract or the settlement date of a closing transaction, whichever comes first.
†	Inclusive of accrued dividends and interest related to Total Return Swaps.

The accompanying notes are an integral part of the financial statements.

RiverPark Long/Short Opportunity Fund March 31, 2025 (Unaudited)

The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund’s investments and other financial instruments carried at value (000), in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$29,770	$—	$—	$29,770
Total Investments in Securities	$29,770	$—	$—	$29,770

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Swaps‡
Appreciation	$—	$661	$—	$661
Depreciation	—	(266)	—	(266)
Total Other Financial Instruments	$—	$395	$—	$395

‡	Equity Swaps are valued at the unrealized appreciation (depreciation) on the instrument.
Percentages are based on Net Assets of $34,583 (000).
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.
(a)	Underlying security for a Total Return Swap.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

MSCI — Morgan Stanley Capital International

SOFR — Secured Overnight Financing Rate

SPDR — Standard & Poor’s Depository Receipt

S&P — Standard & Poor’s

USD — United States Dollar

Amounts designated as “—” are $0 or rounded to $0.

The accompanying notes are an integral part of the financial statements.

RiverPark Floating Rate CMBS Fund March 31, 2025 (Unaudited)

Description	Face Amount (000)	Value (000)
Schedule of Investments
Commercial Mortgage-Backed Securities — 97.8%
Non-Agency Mortgage-Backed Obligations – 97.8%
ARES Commercial Mortgage Trust, Ser 2024-IND, Cl B
6.360%, TSFR1M + 2.041%, 07/15/41 (a) (b)	2,000	$1,995
ARES Commercial Mortgage Trust, Ser 2024-IND2, Cl C
6.311%, TSFR1M + 1.992%, 10/15/34 (a) (b)	2,000	1,995
BLP Commercial Mortgage Trust, Ser 2024-IND2, Cl A
5.661%, TSFR1M + 1.342%, 03/15/41 (a) (b)	949	947
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl F
6.834%, TSFR1M + 2.514%, 09/15/36 (a) (b)	500	492
BX Commercial Mortgage Trust, Ser 2021-XL2, Cl F
6.678%, TSFR1M + 2.359%, 10/15/38 (a) (b)	2,100	2,089
BX Commercial Mortgage Trust, Ser 2021-SOAR, Cl E
6.235%, TSFR1M + 1.914%, 06/15/38 (a) (b)	877	873
BX Commercial Mortgage Trust, Ser 2021-CIP, Cl D
6.105%, TSFR1M + 1.785%, 12/15/38 (a) (b)	1,374	1,368
BX Commercial Mortgage Trust, Ser 2024-MDHS, Cl A
5.961%, TSFR1M + 1.641%, 05/15/41 (a) (b)	1,593	1,592
BX Commercial Mortgage Trust, Ser 2021-SOAR, Cl C
5.535%, TSFR1M + 1.214%, 06/15/38 (a) (b)	403	402
BX Commercial Mortgage Trust, Ser 2021-ACNT, Cl A
5.284%, TSFR1M + 0.964%, 11/15/38 (a) (b)	1,252	1,248
BX Commercial Mortgage Trust, Ser 2021-VINO, Cl A
5.086%, TSFR1M + 0.767%, 05/15/38 (a) (b)	289	288
BX Trust, Ser 2022-IND, Cl E
8.306%, TSFR1M + 3.987%, 04/15/37 (a) (b)	1,400	1,402
BX Trust, Ser 2022-PSB, Cl A
6.770%, TSFR1M + 2.451%, 08/15/39 (a) (b)	1,009	1,006
BX Trust, Ser 2021-MFM1, Cl E
6.684%, TSFR1M + 2.364%, 01/15/34 (a) (b)	700	$694
BX Trust, Ser 2025-DIME, Cl C
6.069%, TSFR1M + 1.750%, 02/15/35 (a) (b)	2,000	1,975
BX Trust, Ser 2024-CNYN, Cl A
5.761%, TSFR1M + 1.442%, 04/15/41 (a) (b)	1,691	1,694
BX Trust, Ser 2021-RISE, Cl A
5.181%, TSFR1M + 0.862%, 11/15/36 (a) (b)	1,691	1,676
Fashion Show Mall, Ser 2024-SHOW, Cl A
4.764%, 10/10/41 (b)	1,000	999
ILPT Commercial Mortgage Trust, Ser 2022-LPF2, Cl C
7.812%, TSFR1M + 3.493%, 10/15/39 (a) (b)	2,000	1,970
JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2021-MHC, Cl E
7.135%, TSFR1M + 2.814%, 04/15/38 (a) (b)	1,300	1,296
MHC Trust, Ser 2021-MHC2, Cl B
5.534%, TSFR1M + 1.214%, 05/15/38 (a) (b)	1,321	1,317
MHP, Ser 2021-STOR, Cl F
6.635%, TSFR1M + 2.314%, 07/15/38 (a) (b)	1,500	1,485
NXPT Commercial Mortgage Trust, Ser 2024-STOR, Cl C
4.984%, 11/05/41 (a) (b)	800	773
OPG Trust, Ser 2021-PORT F
6.383%, TSFR1M + 2.062%, 10/15/36 (a) (b)	650	646
TTAN, Ser 2021-MHC, Cl D
6.185%, TSFR1M + 1.864%, 03/15/38 (a) (b)	1,384	1,380

Total Commercial Mortgage-Backed Securities
(Cost $31,695) (000)		31,602

Total Investments — 97.8%
(Cost $31,695) (000)		$31,602

The accompanying notes are an integral part of the financial statements.

RiverPark Floating Rate CMBS Fund March 31, 2025 (Unaudited)

As of March 31, 2025, all of the Fund’s investments were considered Level 2 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

Percentages are based on Net Assets of $32,297 (000).
(a)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(b)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees. At March 31, 2025, these securities amounted to $31,602 (000) or 97.8% of Net Assets.

Cl — Class

Ser — Series

TSFR1M — 1 Month Term Secured Overnight Financing Rate

The accompanying notes are an integral part of the financial statements.

RiverPark/Next Century Growth Fund March 31, 2025 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 98.5%**
Consumer Discretionary – 11.4%
Dutch Bros, Cl A *	3,785	$234
Global-e Online *	8,414	300
Ollie’s Bargain Outlet Holdings *	3,307	385
Universal Technical Institute *	12,151	312
Wingstop	235	53
		1,284
Financials – 9.9%
Kinsale Capital Group	687	335
Paymentus Holdings, Cl A *	13,645	356
Pinnacle Financial Partners	1,879	199
Western Alliance Bancorp	2,851	219
		1,109
Health Care – 22.9%
Alignment Healthcare *	19,923	371
Alphatec Holdings *	16,557	168
Artivion *	10,558	259
GeneDx Holdings, Cl A *	4,370	387
HealthEquity *	2,006	177
iRhythm Technologies *	2,040	214
Penumbra *	857	229
PROCEPT BioRobotics *	1,437	84
RxSight *	1,829	46
Veracyte *	3,877	115
Vericel *	5,514	246
Waystar Holding *	7,331	274
		2,570
Industrials – 29.8%
AAON	2,539	198
ACV Auctions, Cl A *	12,530	177
Astronics *	12,658	306
ExlService Holdings *	7,923	374
FTAI Aviation	1,991	221
Hexcel	1,979	108
Innodata *	2,744	99
Knight-Swift Transportation Holdings, Cl A	2,604	113
Loar Holdings *	2,387	169
MYR Group *	1,433	162
Paylocity Holding *	869	163
RBC Bearings *	1,246	401
Saia *	970	339
Standardaero *	5,731	153
Sterling Infrastructure *	1,661	188
Xometry, Cl A *	7,478	186
		3,357
Information Technology – 21.6%
Blend Labs, Cl A *	16,282	$55
Clearwater Analytics Holdings, Cl A *	10,754	288
Coherent *	1,616	105
Credo Technology Group Holding *	1,743	70
CyberArk Software *	422	143
Grid Dynamics Holdings *	15,268	239
Guidewire Software *	727	136
Lattice Semiconductor *	4,635	243
MACOM Technology Solutions Holdings *	3,093	310
PAR Technology *	4,733	290
Q2 Holdings *	3,041	243
SiTime *	397	61
Vertex, Cl A *	6,856	240
		2,423
Materials – 2.4%
Carpenter Technology	1,515	274

Real Estate – 0.5%
Cushman & Wakefield *	5,502	56

Total Common Stock
(Cost $10,551) (000)		11,073

Total Investments — 98.5%
(Cost $10,551) (000)		$11,073

As of March 31, 2025, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

Percentages are based on Net Assets of $11,244 (000).
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.

Cl — Class

The accompanying notes are an integral part of the financial statements.

RiverPark/Next Century Large Growth Fund March 31, 2025 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 96.9%
Communication Services – 12.5%
Alphabet, Cl A	736	$114
Meta Platforms, Cl A	183	105
Netflix *	71	66
Spotify Technology *	49	27
Trade Desk, Cl A *	179	10
		322
Consumer Discretionary – 8.8%
Amazon.com *	805	153
Carvana, Cl A *	145	30
Chipotle Mexican Grill, Cl A *	269	14
Tesla *	116	30
		227
Consumer Staples – 3.7%
Costco Wholesale	101	95

Financials – 12.3%
Goldman Sachs Group	138	76
Kinsale Capital Group	112	54
Mastercard, Cl A	82	45
Progressive	317	90
Visa, Cl A	154	54
		319
Health Care – 4.7%
Boston Scientific *	285	29
Intuitive Surgical *	184	91
		120
Industrials – 10.9%
Axon Enterprise *	50	26
Boeing *	520	89
Howmet Aerospace	537	70
Quanta Services	99	25
Saia *	115	40
Vertiv Holdings, Cl A	444	32
		282
Information Technology – 44.0%
Apple	1,019	$226
AppLovin, Cl A *	206	55
ARM Holdings ADR *	276	29
Atlassian, Cl A *	119	25
Broadcom	283	47
Cadence Design Systems *	92	23
Crowdstrike Holdings, Cl A *	94	33
Guidewire Software *	278	52
Marvell Technology	369	23
Microsoft	511	192
NVIDIA	1,647	179
Salesforce	92	25
ServiceNow *	63	50
Shopify, Cl A *	770	74
Snowflake, Cl A *	501	73
Tyler Technologies *	49	29
		1,135
Total Common Stock
(Cost $2,348) (000)		2,500

Total Investments — 96.9%
(Cost $2,348) (000)		$2,500

As of March 31, 2025, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

Percentages are based on Net Assets of $2,580 (000).
*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (000) March 31, 2025 (Unaudited)

	RiverPark Large Growth Fund	Wedgewood Fund	RiverPark Short Term High Yield Fund
Assets:
Investments in Securities, at Value (Note 2)	$42,103	$28,739	$738,900
Deposits with Brokers	—	—	19
Cash and Cash Equivalents	1,227	203	40
Receivable for Dividend and Interest Income	10	12	13,986
Receivable for Investment Securities Sold	—	—	26,213
Receivable for Capital Shares Sold	—	—	1,798
Prepaid Expenses	20	21	69
Total Assets	43,360	28,975	781,025
Liabilities:
Payable for Investment Securities Purchased	125	—	17,762
Income Distribution Payable	—	—	338
Payable for Capital Shares Redeemed	—	55	1,208
Payable Due to Adviser (Note 4)	23	14	425
Payable for Administrative Services, Retail Class Shares (Note 4)	6	2	9
Payable for Administrative Services, Institutional Class Shares (Note 4)	3	8	117
Payable Due to Administrator (Note 4)	2	1	39
Payable Due to Shareholder Servicing Agent (Note 4)	2	3	21
Payable for Primer Broker Fees	—	—	5
Chief Compliance Officer Fees Payable (Note 4)	—	—	6
Other Accrued Expenses	11	6	172
Total Liabilities	172	89	20,102
Net Assets	$43,188	$28,886	$760,923
Net Assets Consist of:
Paid-in Capital	$22,947	$15,946	$790,646
Total Distributable Earnings/(Accumulated Losses)	20,241	12,940	(29,723)
Net Assets	$43,188	$28,886	$760,923
Investments in Securities, at Cost	$23,661	$16,883	$742,738
Net Assets - Institutional Class Shares(1)	$30,477,834	$21,357,636	$708,159,105
Net Assets - Retail Class Shares(1)	$12,710,382	$7,528,237	$52,764,166
Institutional Class Shares:
Outstanding Shares of Beneficial Interest(1)
(Unlimited Authorization — No Par Value)	1,166,886	4,342,545	73,238,959
Retail Class Shares:
Outstanding Shares of Beneficial Interest(1)
(Unlimited Authorization — No Par Value)	509,575	1,749,510	5,485,902
Institutional Class Shares:
Net Asset Value, Offering and Redemption
Price Per Share — Institutional Class Shares	$26.12	$4.92	$9.67
Retail Class Shares:
Net Asset Value, Offering and Redemption
Price Per Share — Retail Class Shares	$24.94	$4.30	$9.62

(1)	Shares and Net Assets have not been rounded.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (000) March 31, 2025 (Unaudited)

	RiverPark Long/Short Opportunity Fund	RiverPark Floating Rate CMBS Fund	Riverpark/Next Century Growth Fund
Assets:
Investments in Securities, at Value (Note 2)	$29,770	$31,602	$11,073
Cash and Cash Equivalents	4,151	639	153
Swaps Contracts, at Value (Note 2)	661	—	—
Cash Collateral on Swap Contracts	400	—	—
Receivable for Dividend and Interest Income	39	99	1
Receivable for Capital Shares Sold	—	25	10
Prepaid Expenses	26	19	13
Total Assets	35,047	32,384	11,250
Liabilities:
Swaps Contracts, at value (Note 2)	266	—	—
Payable for Investment Securities Purchased	119	—	—
Payable for Capital Shares Redeemed	12	17	—
Income Distribution Payable	—	42	—
Payable Due to Adviser (Note 4)	42	13	3
Payable for Administrative Services, Institutional Class Shares (Note 4)	8	3	—
Payable Due to Administrator (Note 4)	2	2	1
Payable for Administrative Services, Retail Class Shares (Note 4)	2	1	—
Payable Due to Shareholder Servicing Agent (Note 4)	2	1	—
Other Accrued Expenses	11	8	2
Total Liabilities	464	87	6
Net Assets	$34,583	$32,297	$11,244
Net Assets Consist of:
Paid-in Capital	$89,765	$59,564	$11,385
Total Accumulated Losses	(55,182)	(27,267)	(141)
Net Assets	$34,583	$32,297	$11,244
Investments in Securities, at Cost	$15,472	$31,695	$10,551
Net Assets - Institutional Class Shares(1)	$29,067,568	$29,773,926	$11,141,863
Net Assets - Retail Class Shares(1)	$5,515,303	$2,523,236	$102,565
Institutional Class Shares:
Outstanding Shares of Beneficial Interest(1)
(Unlimited Authorization — No Par Value)	2,166,761	3,379,437	1,160,955
Retail Class Shares:
Outstanding Shares of Beneficial Interest(1)
(Unlimited Authorization — No Par Value)	419,497	288,840	10,741
Institutional Class Shares:
Net Asset Value, Offering and Redemption
Price Per Share — Institutional Class Shares	$13.42	$8.81	$9.60
Retail Class Shares:
Net Asset Value, Offering and Redemption
Price Per Share — Retail Class Shares	$13.15	$8.74	$9.55

(1)	Shares and Net Assets have not been rounded.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (000) March 31, 2025 (Unaudited)

Riverpark/Next Century Large Growth Fund
Assets:
Investments in Securities, at Value (Note 2)	$2,500
Cash and Cash Equivalents	66
Receivable for Capital Shares Sold	11
Receivable Due from Adviser (Note 4)	2
Prepaid Expenses	21
Total Assets	2,600
Liabilities:
Payable for Investment Securities Purchased	20
Total Liabilities	20
Net Assets	$2,580
Net Assets Consist of:
Paid-in Capital	$2,353
Total Distributable Earnings	227
Net Assets	$2,580
Investments in Securities, at Cost	$2,348
Net Assets - Institutional Class Shares(1)	$2,578,859
Net Assets - Retail Class Shares(1)	$1,113
Institutional Class Shares:
Outstanding Shares of Beneficial Interest(1)
(Unlimited Authorization — No Par Value)	230,889
Retail Class Shares:
Outstanding Shares of Beneficial Interest(1)
(Unlimited Authorization — No Par Value)	100
Institutional Class Shares:
Net Asset Value, Offering and Redemption
Price Per Share — Institutional Class Shares	$11.17
Retail Class Shares:
Net Asset Value, Offering and Redemption
Price Per Share — Retail Class Shares	$11.13

(1)	Shares and Net Assets have not been rounded.

The accompanying notes are an integral part of the financial statements.

Statements of Operations (000) For the Six Month Period Ended March 31, 2025 (Unaudited)

	RiverPark Large Growth Fund	Wedgewood Fund	RiverPark Short Term High Yield Fund
Investment Income:
Dividends	$142	$106	$1,860
Interest	24	24	20,325
Foreign Taxes Withheld	(1)	(4)	—
Total Investment Income	165	126	22,185
Expenses:
Investment Advisory Fees (Note 4)	150	102	2,471
Shareholder Service Fees, Retail Class Shares (Note 4)	17	10	45
Administrative Services Fee, Institutional Class Shares (Note 4)	15	15	388
Administrative Services Fee, Retail Class Shares (Note 4)	8	3	21
Administrator Fees (Note 4)	14	9	228
Trustees’ Fees (Note 4)	3	2	49
Chief Compliance Officer Fees (Note 4)	2	2	38
Registration Fees	18	19	24
Transfer Agent Fees	8	5	130
Professional Fees	6	4	98
Printing Fees	3	2	46
Custodian Fees	1	1	16
Prime Broker Fee	—	—	30
Insurance and Other Fees	7	5	123
Total Expenses	252	179	3,707
Fees Waived by Adviser (Note 4)	(4)	(12)	—
Net Expenses	248	167	3,707
Net Investment Income (Loss)	(83)	(41)	18,478
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) From:
Investments	2,978	1,637	291
Forward Foreign Currency Contracts	—	—	667
Foreign Currency Transactions	—	—	(34)
Net Realized Gain (Loss)	2,978	1,637	924
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(3,938)	(1,636)	(2,433)
Forward Foreign Currency Contracts	—	—	120
Foreign Currency Translation	—	—	1
Net Change in Unrealized Appreciation (Depreciation)	(3,938)	(1,636)	(2,312)
Net Realized and Unrealized Gain (Loss)	(960)	1	(1,388)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,043)	$(40)	$17,090

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations (000) For the Six Month Period Ended March 31, 2025 (Unaudited)

	RiverPark Long/Short Opportunity Fund	RiverPark Floating Rate CMBS Fund	Riverpark/Next Century Growth Fund
Investment Income:
Dividends	$110	$—	$9
Interest	96	1,103	7
Foreign Taxes Withheld	(1)	—	—
Total Investment Income	205	1,103	16
Expenses:
Investment Advisory Fees (Note 4)	293	107	60
Shareholder Service Fees, Retail Class Shares (Note 4)	8	3	—
Administrative Services Fee, Institutional Class Shares (Note 4)	18	8	6
Administrative Services Fee, Retail Class Shares (Note 4)	5	2	—
Administrator Fees (Note 4)	12	10	4
Trustees’ Fees (Note 4)	3	2	1
Chief Compliance Officer Fees (Note 4)	2	2	1
Registration Fees	20	18	29
Transfer Agent Fees	7	6	3
Professional Fees	5	4	2
Printing Fees	2	2	1
Custodian Fees	1	1	2
Insurance and Other Fees	10	12	3
Total Expenses	386	177	112
Fees Waived by Adviser (Note 4)	(18)	(31)	(26)
Net Expenses	368	146	86
Net Investment Income (Loss)	(163)	957	(70)
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) From:
Investments	3,682	(5)	592
Swap Contracts	(1,037)	—	—
Net Realized Gain (Loss)	2,645	(5)	592
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(4,215)	45	(1,171)
Swap Contracts	1,328	—	—
Net Change in Unrealized Appreciation (Depreciation)	(2,887)	45	(1,171)
Net Realized and Unrealized Gain (Loss)	(242)	40	(579)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(405)	$997	$(649)

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations (000) For the Six Month Period Ended March 31, 2025 (Unaudited)

Riverpark/Next Century Large Growth Fund
Investment Income:
Dividends	$5
Interest	1
Total Investment Income	6
Expenses:
Investment Advisory Fees (Note 4)	9
Shareholder Service Fees, Retail Class Shares (Note 4)	—
Administrative Services Fees, Institutional Class Shares (Note 4)	—
Administrative Services Fees, Retail Class Shares (Note 4)	—
Administrator Fees (Note 4)	1
Trustees’ Fees (Note 4)	—
Chief Compliance Officer Fees (Note 4)	—
Registration Fees	16
Organizational and Offering Costs (Note 2)	14
Custodian Fees	1
Insurance and Other Fees	2
Total Expenses	43
Fees Waived by Adviser (Note 4)	(9)
Reimbursement from Adviser (Note 4)	(20)
Net Expenses	14
Net Investment Loss	(8)
Net Realized and Unrealized Gain (Loss):
Net Realized Gain From:
Investments	95
Net Realized Gain (Loss)	95
Net Change in Unrealized Depreciation on:
Investments	(311)
Net Change in Unrealized Appreciation (Depreciation)	(311)
Net Realized and Unrealized Loss	(216)
Net (Decrease) in Net Assets Resulting from Operations	$(224)

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (000)

	RiverPark Large Growth Fund		Wedgewood Fund
	Six Month Period Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Six Month Period Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Operations:
Net Investment Loss	$(83)	$(158)	$(41)	$(77)
Net Realized Gain	2,978	4,094	1,637	4,403
Net Change in Unrealized Appreciation (Depreciation)	(3,938)	9,692	(1,636)	4,524
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,043)	13,628	(40)	8,850

Distributions:
Institutional Class Shares	(2,204)	—	(3,209)	(453)
Retail Class Shares	(964)	—	(1,287)	(169)
Total Distributions to Shareholders	(3,168)	—	(4,496)	(622)
Capital Share Transactions:
Institutional Class Shares:
Shares Issued	841	209	1,136	2,636
Shares Issued as Reinvestment of Distributions	2,180	—	3,135	443
Shares Redeemed	(1,267)	(2,923)	(1,929)	(6,821)
Net Increase (Decrease) in Net Assets from Institutional Class Shares Transactions	1,754	(2,714)	2,342	(3,742)
Retail Class Shares:
Shares Issued	879	2,276	97	94
Shares Issued as Reinvestment of Distributions	881	—	1,257	166
Shares Redeemed	(861)	(4,632)	(583)	(1,401)
Net Increase (Decrease) in Net Assets from Retail Class Shares Transactions	899	(2,356)	771	(1,141)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	2,653	(5,070)	3,113	(4,883)
Net Increase (Decrease) in Net Assets	(1,558)	8,558	(1,423)	3,345
Net Assets:
Beginning of period	44,746	36,188	30,309	26,964
End of period	$43,188	$44,746	$28,886	$30,309
Shares Issued and Redeemed:
Institutional Class Shares:
Shares Issued	31	8	205	493
Shares Issued as Reinvestment of Distributions	75	—	580	96
Shares Redeemed	(43)	(122)	(354)	(1,350)
Net Increase (Decrease) in Institutional Class Shares	63	(114)	431	(761)
Retail Class Shares:
Shares Issued	32	96	20	21
Shares Issued as Reinvestment of Distributions	31	—	265	41
Shares Redeemed	(31)	(186)	(123)	(329)
Net Increase (Decrease) in Retail Class Shares	32	(90)	162	(267)
Net Increase (Decrease) in Share Transactions	95	(204)	593	(1,028)

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (000)

	RiverPark Short Term High Yield Fund		RiverPark Long/Short Opportunity Fund
	Six Month Period Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Six Month Period Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Operations:
Net Investment Income (Loss)	$18,478	$44,058	$(163)	$(306)
Net Realized Gain	924	559	2,645	7,271
Net Change in Unrealized Appreciation (Depreciation)	(2,312)	2,955	(2,887)	4,301
Net Increase (Decrease) in Net Assets Resulting from Operations	17,090	47,572	(405)	11,266

Distributions:
Institutional Class Shares	(17,737)	(43,411)	—	—
Retail Class Shares	(911)	(1,184)	—	—
Total Distributions to Shareholders	(18,648)	(44,595)	—	—
Capital Share Transactions:
Institutional Class Shares:
Shares Issued	84,967	181,248	386	4,225
Shares Issued as Reinvestment of Distributions	15,948	39,507	—	—
Shares Redeemed	(151,197)	(215,764)	(3,453)	(13,738)
Net Increase (Decrease) in Net Assets from Institutional Class Shares Transactions	(50,282)	4,991	(3,067)	(9,513)
Retail Class Shares:
Shares Issued	30,417	10,413	40	2,383
Shares Issued as Reinvestment of Distributions	893	1,140	—	—
Shares Redeemed	(4,736)	(5,769)	(1,924)	(6,491)
Net Increase (Decrease) in Net Assets from Retail Class Shares Transactions	26,574	5,784	(1,884)	(4,108)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(23,708)	10,775	(4,951)	(13,621)
Net Increase (Decrease) in Net Assets	(25,266)	13,752	(5,356)	(2,355)
Net Assets:
Beginning of period	786,189	772,437	39,939	42,294
End of period	$760,923	$786,189	$34,583	$39,939
Shares Issued and Redeemed:
Institutional Class Shares:
Shares Issued	8,749	18,701	27	356
Shares Issued as Reinvestment of Distributions	1,646	4,084	—	—
Shares Redeemed	(15,571)	(22,258)	(241)	(1,098)
Net Increase (Decrease) in Institutional Class Shares	(5,176)	527	(214)	(742)
Retail Class Shares:
Shares Issued	3,146	1,078	3	196
Shares Issued as Reinvestment of Distributions	93	118	—	—
Shares Redeemed	(490)	(598)	(139)	(522)
Net Increase (Decrease) in Retail Class Shares	2,749	598	(136)	(326)
Net Increase (Decrease) in Share Transactions	(2,427)	1,125	(350)	(1,068)

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (000)

	RiverPark Floating Rate CMBS Fund		Riverpark/Next Century Growth Fund
	Six Month Period Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Six Month Period Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Operations:
Net Investment Income (Loss)	$957	$2,428	$(70)	$(77)
Net Realized Gain (Loss)	(5)	(255)	592	(1,027)
Net Change in Unrealized Appreciation (Depreciation)	45	708	(1,171)	1,862
Net Increase (Decrease) in Net Assets Resulting from Operations	997	2,881	(649)	758

Distributions:
Institutional Class Shares	(882)	(2,229)	(43)	—
Retail Class Shares	(69)	(162)	—	—
Total Distributions to Shareholders	(951)	(2,391)	(43)	—
Capital Share Transactions:
Institutional Class Shares:
Shares Issued	1,641	3,966	66	12,736
Shares Issued as Reinvestment of Distributions	616	1,547	43	—
Shares Redeemed	(2,917)	(10,340)	(3,334)	(536)
Net Increase (Decrease) in Net Assets from Institutional Class Shares Transactions	(660)	(4,827)	(3,225)	12,200
Retail Class Shares:
Shares Issued	507	3,223	40	71
Shares Issued as Reinvestment of Distributions	67	159	—	—
Shares Redeemed	(371)	(2,435)	(3)	(34)
Net Increase in Net Assets from Retail Class Shares Transactions	203	947	37	37
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(457)	(3,880)	(3,188)	12,237
Net Increase (Decrease) in Net Assets	(411)	(3,390)	(3,880)	12,995
Net Assets:
Beginning of period	32,708	36,098	15,124	2,129
End of period	$32,297	$32,708	$11,244	$15,124
Shares Issued and Redeemed:
Institutional Class Shares:
Shares Issued	185	453	6	1,282
Shares Issued as Reinvestment of Distributions	70	178	4	—
Shares Redeemed	(329)	(1,193)	(308)	(55)
Net Increase (Decrease) in Institutional Class Shares	(74)	(562)	(298)	1,227
Retail Class Shares:
Shares Issued	58	373	4	7
Shares Issued as Reinvestment of Distributions	7	18	—	—
Shares Redeemed	(42)	(281)	—	(3)
Net Increase in Retail Class Shares	23	110	4	4
Net Increase (Decrease) in Share Transactions	(51)	(452)	(294)	1,231

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (000)

	Riverpark/Next Century Large Growth Fund
	Six Month Period Ended March 31, 2025 (Unaudited)	Period Ended September 30, 2024*
Operations:
Net Investment Loss	$(8)	$(10)
Net Realized Gain (Loss)	95	(12)
Net Change in Unrealized Appreciation (Depreciation)	(311)	463
Net Increase (Decrease) in Net Assets Resulting from Operations	(224)	441

Distributions:
Institutional Class Shares	—	—
Retail Class Shares	—	—
Total Distributions to Shareholders	—	—
Capital Share Transactions:
Institutional Class Shares:
Shares Issued	189	2,175
Shares Redeemed	(2)	—
Net Increase in Net Assets from Institutional Class Shares Transactions	187	2,175
Retail Class Shares:
Shares Issued	—	1
Net Increase in Net Assets from Retail Class Shares Transactions	—	1
Net Increase in Net Assets from Capital Share Transactions	187	2,176
Net Increase (Decrease) in Net Assets	(37)	2,617
Net Assets:
Beginning of period	2,617	—
End of period	$2,580	$2,617
Shares Issued and Redeemed:
Institutional Class Shares:
Shares Issued	15	216
Net Increase in Institutional Class Shares	15	216
Retail Class Shares:
Shares Issued	—	—
Net Increase in Share Transactions	15	216

*	Commenced operations on close of business December 29, 2023.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

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Financial Highlights For a Share Outstanding Throughout Each Period For the Six Month Period Ended March 31, 2025 (Unaudited) For the Year Ended September 30,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (1)	Realized and Unrealized Gains (Losses)	Total from Investment Operations	Distributions of Dividends from Net Investment Income		Distributions from Net Realized Gains	Total Distributions
RiverPark Large Growth Fund
Institutional Class Shares
2025†	$28.65	$(0.04)	$(0.46)	$(0.50)	$—		$(2.03)	$(2.03)
2024	20.52	(0.08)	8.21	8.13	—		—	—
2023	15.83	(0.11)	4.80	4.69	—	(2)	—	—
2022	35.40	(0.16)	(15.33)	(15.49)	—		(4.08)	(4.08)
2021	28.43	(0.16)	9.24	9.08	—		(2.11)	(2.11)
2020	22.61	(0.07)	8.44	8.37	—		(2.55)	(2.55)
Retail Class Shares
2025†	$27.48	$(0.07)	$(0.44)	$(0.51)	$—		$(2.03)	$(2.03)
2024	19.73	(0.13)	7.88	7.75	—		—	—
2023	15.26	(0.15)	4.62	4.47	—		—	—
2022	34.36	(0.23)	(14.79)	(15.02)	—		(4.08)	(4.08)
2021	27.73	(0.25)	8.99	8.74	—		(2.11)	(2.11)
2020	22.17	(0.14)	8.25	8.11	—		(2.55)	(2.55)
Wedgewood Fund
Institutional Class Shares
2025†	$5.69	$(0.01)	$0.06	$0.05	$—		$(0.82)	$(0.82)
2024	4.26	(0.01)	1.54	1.53	—		(0.10)	(0.10)
2023	4.05	(0.01)	0.81	0.80	—		(0.59)	(0.59)
2022	5.86	(0.01)	(1.10)	(1.11)	—		(0.70)	(0.70)
2021	8.33	(0.02)	1.84	1.82	—		(4.29)	(4.29)
2020	9.12	(0.02)	2.07	2.05	—		(2.84)	(2.84)
Retail Class Shares
2025†	$5.08	$(0.01)	$0.05	$0.04	$—		$(0.82)	$(0.82)
2024	3.82	(0.02)	1.38	1.36	—		(0.10)	(0.10)
2023	3.70	(0.02)	0.73	0.71	—		(0.59)	(0.59)
2022	5.42	(0.02)	(1.00)	(1.02)	—		(0.70)	(0.70)
2021	8.01	(0.03)	1.73	1.70	—		(4.29)	(4.29)
2020	8.89	(0.04)	2.00	1.96	—		(2.84)	(2.84)

The accompanying notes are an integral part of the financial statements.

Net Asset Value, End of Period	Total Return*		Net Asset Value, End of Period (000)	Ratio of Net Expenses to Average Net Assets	Ratio of Total Expenses to Average Net Assets, Excluding Advisor Waiver Recapture	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

$26.12	(2.47	)%‡	$30,478	1.00%	1.01%	(0.28)%	12%
28.65	39.62		31,641	1.00	1.02	(0.30)	21
20.52	29.64		24,999	1.00	1.01	(0.57)	20
15.83	(49.30)		20,731	0.95	0.95	(0.64)	89
35.40	33.14		39,489	0.91	0.91	(0.46)	36
28.43	40.78		29,296	0.93	0.93	(0.30)	53

$24.94	(2.61	)%‡	$12,710	1.25%	1.28%	(0.53)%	12%
27.48	39.28		13,105	1.25	1.29	(0.55)	21
19.73	29.29		11,189	1.25	1.31	(0.81)	20
15.26	(49.44)		14,274	1.23	1.23	(0.90)	89
34.36	32.73		49,259	1.20	1.20	(0.76)	36
27.73	40.38		34,798	1.23	1.23	(0.59)	53

$4.92	(0.43	)%‡	$21,358	1.00%	1.09%	(0.19)%	11%
5.69	36.46		22,251	1.00	1.09	(0.20)	13
4.26	21.73		19,884	1.00	1.09	(0.21)	15
4.05	(22.35)		19,682	1.00	1.01	(0.28)	21
5.86	34.93		30,901	0.95	0.95	(0.27)	16
8.33	28.14		33,324	0.86	0.86	(0.23)	75

$4.30	(0.72	)%‡	$7,528	1.25%	1.28%	(0.45)%	11%
5.08	36.20		8,058	1.25	1.32	(0.45)	13
3.82	21.33		7,080	1.25	1.34	(0.46)	15
3.70	(22.52)		7,053	1.25	1.26	(0.53)	21
5.42	34.66		10,372	1.24	1.24	(0.56)	16
8.01	27.74		9,606	1.13	1.13	(0.51)	75

*	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares.
†	Unless otherwise indicated, all ratios for the period have been annualized.
‡	Not Annualized.
(1)	Per share data was calculated using average shares for the period.
(2)	Amount represents less than $0.01 per share.

The accompanying notes are an integral part of the financial statements.

Financial Highlights For a Share Outstanding Throughout Each Period For the Six Month Period Ended March 31, 2025 (Unaudited) For the Year Ended September 30,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (1)	Realized and Unrealized Gains (Losses)	Total from Investment Operations	Distributions of Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
RiverPark Short Term High Yield Fund
Institutional Class Shares
2025†	$9.69	$0.24	$(0.02)	$0.22	$(0.24)	$—	$(0.24)
2024	9.65	0.55	0.04	0.59	(0.55)	—	(0.55)
2023	9.63	0.46	0.08	0.54	(0.52)	—	(0.52)
2022	9.67	0.19	(0.02)	0.17	(0.21)	—	(0.21)
2021	9.65	0.19	0.02 (2)	0.21	(0.19)	—	(0.19)
2020	9.76	0.24	(0.12)	0.12	(0.23)	—	(0.23)
Retail Class Shares
2025†	$9.64	$0.23	$(0.02)	$0.21	$(0.23)	$—	$(0.23)
2024	9.61	0.52	0.04	0.56	(0.53)	—	(0.53)
2023	9.59	0.42	0.10	0.52	(0.50)	—	(0.50)
2022	9.63	0.16	(0.01)	0.15	(0.19)	—	(0.19)
2021	9.61	0.17	0.02 (2)	0.19	(0.17)	—	(0.17)
2020	9.72	0.23	(0.13)	0.10	(0.21)	—	(0.21)
RiverPark Long/Short Opportunity Fund
Institutional Class Shares
2025†	$13.65	$(0.06)	$(0.17)	$(0.23)	$—	$—	$—
2024	10.60	(0.08)	3.13	3.05	—	—	—
2023	8.46	(0.12)	2.26	2.14	—	—	—
2022	19.46	(0.20)	(10.80)	(11.00)	—	—	—
2021	16.59	(0.24)	3.11	2.87	—	—	—
2020	12.59	(0.16)	5.56	5.40	(0.11)	(1.29)	(1.40)
Retail Class Shares
2025†	$13.39	$(0.07)	$(0.17)	$(0.24)	$—	$—	$—
2024	10.42	(0.10)	3.07	2.97	—	—	—
2023	8.32	(0.13)	2.23	2.10	—	—	—
2022	19.19	(0.25)	(10.62)	(10.87)	—	—	—
2021	16.41	(0.28)	3.06	2.78	—	—	—
2020	12.46	(0.21)	5.53	5.32	(0.08)	(1.29)	(1.37)

The accompanying notes are an integral part of the financial statements.

Net Asset Value, End of Period	Total Return*		Net Asset Value, End of Period (000)	Ratio of Net Expenses to Average Net Assets	Ratio of Total Expenses to Average Net Assets, Excluding Advisor Waiver Recapture	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

$9.67	2.28	%‡	$708,159	0.96%	0.96%	4.87%	253%
9.69	6.30		759,798	0.94	0.94	5.63	418
9.65	5.78		751,883	0.92	0.92	4.72	372
9.63	1.82		896,699	0.90	0.90	1.99	164
9.67	2.19		1,118,494	0.89	0.89	1.95	158
9.65	1.26		653,883	0.90	0.90	2.45	266

$9.62	2.18	%‡	$52,764	1.23%	1.23%	4.75%	253%
9.64	5.97		26,391	1.20	1.20	5.37	418
9.61	5.54		20,554	1.19	1.19	4.42	372
9.59	1.56		28,191	1.17	1.17	1.67	164
9.63	1.95		66,020	1.14	1.14	1.76	158
9.61	1.01		65,998	1.05	1.05	2.35	266

$13.42	(1.68	)%‡	$29,068	1.85%	1.92%	(0.80)%	7%
13.65	28.77		32,508	1.85	1.89	(0.66)	10
10.60	25.30		33,113	1.85	1.89	(1.21)	17
8.46	(56.53)		81,623	1.75	1.75	(1.40)	51
19.46	17.30		452,886	1.73	1.73	(1.29)	33
16.59	47.71		304,772	1.75	1.75	(1.12)	28

$13.15	(1.79	)%‡	$5,515	2.00%	2.19%	(0.95)%	7%
13.39	28.50		7,431	2.00	2.17	(0.81)	10
10.42	25.24		9,181	2.00	2.14	(1.36)	17
8.32	(56.64)		10,305	2.00	2.04	(1.67)	51
19.19	16.94		71,339	2.00	2.03	(1.52)	33
16.41	47.47		64,411	2.00	2.03	(1.41)	28

*	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares.
†	Unless otherwise indicated, all ratios for the period have been annualized.
‡	Not Annualized.
(1)	Per share data was calculated using average shares for the period.
(2)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Financial Highlights For a Share Outstanding Throughout Each Period For the Six Month Period Ended March 31, 2025 (Unaudited) For the Year Ended September 30,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (1)	Realized and Unrealized Gains (Losses)		Total from Investment Operations	Distributions of Dividends from Net Investment Income	Distributions from Net Realized Gains		Total Distributions
RiverPark Floating Rate CMBS Fund
Institutional Class Shares
2025†	$8.80	$0.26	$0.01		$0.27	$(0.26)	$—		$(0.26)
2024	8.66	0.66	0.14		0.80	(0.66)	—		(0.66)
2023	8.44	0.63	0.22		0.85	(0.63)	—		(0.63)
2022	8.93	0.24	(0.50)		(0.26)	(0.23)	—		(0.23)
2021	9.02	0.22	(0.08	)(2)	0.14	(0.23)	—		(0.23)
2020	9.98	0.31	(0.97)		(0.66)	(0.30)**	—	(3)	(0.30)
Retail Class Shares
2025†	$8.73	$0.24	$0.02		$0.26	$(0.25)	$—		$(0.25)
2024	8.61	0.62	0.14		0.76	(0.64)	—		(0.64)
2023	8.41	0.61	0.20		0.81	(0.61)	—		(0.61)
2022	8.91	0.21	(0.51)		(0.30)	(0.20)	—		(0.20)
2021	9.01	0.18	(0.07	)(2)	0.11	(0.21)	—		(0.21)
2020	9.98	0.28	(0.97)		(0.69)	(0.28)**	—	(3)	(0.28)
Riverpark/Next Century Growth Fund
Institutional Class Shares
2025†	$10.31	$(0.05)	$(0.63)		$(0.68)	$(0.03)	$—		$(0.03)
2024	9.05	(0.09)	1.35		1.26	—	—		—
2023(4)	10.00	(0.01)	(0.94)		(0.95)	—	—		—
Retail Class Shares
2025†	$10.26	$(0.06)	$(0.63)		$(0.69)	$(0.02)	$—		$(0.02)
2024	9.03	(0.11)	1.34		1.23	—	—		—
2023(4)	10.00	(0.02)	(0.95)		(0.97)	—	—		—
Riverpark/Next Century Large Growth Fund
Institutional Class Shares
2025†	$12.10	$(0.04)	$(0.89)		$(0.93)	$—	$—		$—
2024(5)	10.00	(0.04)	2.14		2.10	—	—		—
Retail Class Shares
2025†	$12.07	$(0.05)	$(0.89)		$(0.94)	$—	$—		$—
2024(5)	10.00	(0.07)	2.14		2.07	—	—		—

The accompanying notes are an integral part of the financial statements.

Net Asset Value, End of Period	Total Return*		Net Asset Value, End of Period (000)	Ratio of Net Expenses to Average Net Assets	Ratio of Total Expenses to Average Net Assets, Excluding Advisor Waiver Recapture	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

$8.81	3.06	%‡	$29,774	0.85%	1.04%	5.87%	8%
8.80	9.56		30,387	0.85	1.05	7.59	36
8.66	10.24		34,756	0.85	0.99	7.32	42
8.44	(2.98)		34,945	0.85	0.96	2.70	27
8.93	1.61		44,527	0.85	0.94	2.44	45
9.02	(6.63)		333,855	0.85	0.87	3.31	85

$8.74	2.96	%‡	$2,523	1.25%	1.39%	5.46%	8%
8.73	9.11		2,321	1.25	1.40	7.09	36
8.61	9.89		1,342	1.25	1.34	7.12	42
8.41	(3.34)		1,260	1.25	1.30	2.39	27
8.91	1.24		1,566	1.25	1.29	2.04	45
9.01	(6.96)		3,886	1.16	1.16	3.02	85

$9.60	(6.63	)%‡	$11,142	1.15%	1.50%	(0.94)%	53%
10.31	13.92		15,051	1.15	2.05	(0.90)	85
9.05	(9.50)		2,098	1.15	6.18	(0.55)	9

$9.55	(6.78	)%‡	$102	1.40%	1.83%	(1.19)%	53%
10.26	13.62		73	1.40	3.13	(1.17)	85
9.03	(9.70)		31	1.40	5.89	(0.78)	9

$11.17	(7.69	)%‡	$2,579	1.00%	3.08%	(0.57)%	43%
12.10	21.00		2,616	1.00	3.97	(0.52)	21

$11.13	(7.79	)%‡	$1	1.25%	3.14%	(0.86)%	43%
12.07	20.70		1	1.25	3.92	(0.81)	21

*	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares.
**	Includes return of capital of $0.0002 per share.
†	Unless otherwise indicated, all ratios for the period have been annualized.
‡	Not Annualized.
(1)	Per share data was calculated using average shares for the period.
(2)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(3)	Amounts represent less than $0.01 per share.
(4)	Commenced operations on June 30, 2023. All ratios for the period have been annualized, except for the Total Return and Portfolio Turnover Rate.
(5)	Commenced operations on December 29, 2023. All ratios for the period have been annualized, except for the Total Return and Portfolio Turnover Rate.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements March 31, 2025 (Unaudited)

1. Organization

RiverPark Funds Trust (the “Trust”), was formed on June 22, 2010 as an open-end registered management investment company under the Investment Act of 1940. As of March 31, 2025, the Trust was comprised of seven funds: the RiverPark Large Growth Fund, Wedgewood Fund, RiverPark Short Term High Yield Fund, RiverPark Long/Short Opportunity Fund, RiverPark Floating Rate CMBS Fund, RiverPark/Next Century Growth Fund and the RiverPark/Next Century Large Growth Fund (each a “Fund” and collectively the “Funds”). The investment objective of the RiverPark Large Growth Fund, Wedgewood Fund and RiverPark/Next Century Growth Fund and the RiverPark/Next Century Large Growth Fund is to seek long term capital appreciation. The investment objective of the RiverPark Short Term High Yield Fund and the RiverPark Floating Rate CMBS Fund is to seek high current income and capital appreciation consistent with the preservation of capital. The investment objective of the RiverPark Long/Short Opportunity Fund is to seek long-term capital appreciation while managing downside volatility. Each of the Funds is diversified with the exception of the Wedgewood Fund, the RiverPark Floating Rate CMBS, and the RiverPark/Next Century Large Growth Fund which are non-diversified. Each Fund is registered to offer Institutional Class Shares and Retail Class Shares. Each of the Funds, except the RiverPark Short Term High Yield Fund, the RiverPark Floating Rate CMBS Fund, RiverPark/Next Century Growth Fund and RiverPark/Next Century Large Growth Fund, have registered Class C Shares but they are not intended to be offered at this time. Each class differs as to ongoing fees.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

Valuation of Investments — Securities listed on a national securities exchange or traded on the NASDAQ system are valued on their last sale price. Portfolio securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price on each business day for the New York Stock Exchange (“NYSE”). If there is no such reported sale on an exchange or NASDAQ, the portfolio security will be valued at the mean between the most recent quoted bid and asked price. Price information on listed securities is taken from the exchange where the security is primarily traded. Other equity securities and debt securities for which market quotations are readily available are valued at the mean between their bid and asked price, except that debt securities maturing within 60 days are valued on an amortized cost basis. Debt securities are valued according to the broadest and most representative market, which will ordinarily be over-the-counter. Debt securities may be valued based on prices provided by a pricing service when such prices are believed to reflect the fair value of such securities. Securities for which market quotations are not readily available are required to be fair valued under 1940 Act.

Rule 2a-5 under the 1940 Act, set forth requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available.

RiverPark Advisors, LLC (“RiverPark”) serves as the Funds’ investment adviser (the “Adviser”). Pursuant to the requirements of Rule 2a-5, the Trust’s Board of Trustees has designated the Adviser as the Board’s valuation designee to perform fair-value determinations for the Funds through a Fair Value Committee established by the Adviser and approved Adviser Fair Value Procedures for the Funds. Prior to this designation of the Advisor by the Board, fair-value determinations were performed in accordance with the Trust’s Fair Value Procedures established by the Funds’ Board of Trustees and were implemented through a Fair Value Committee designated by the Board.

Notes to Financial Statements March 31, 2025 (Unaudited)

2. Summary of Significant Accounting Policies (continued)

To the extent that a Fund invests in non-U.S. dollar denominated securities, the value of all assets and liabilities not denominated in United States dollars will be translated into United States dollars on the valuation date. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each day the NYSE is open for business (a “business day”). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in various foreign markets on days, which are not business days in New York, and on which net asset value is not calculated. Such calculation does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the NYSE will not be reflected in a Fund’s calculation of net assets unless the Trustees deem that the particular event would materially affect net asset value, in which case an adjustment will be made. No such adjustments were made for the six-months ended March 31, 2025.

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using forward rates provided by an independent source.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, are recorded as an unrealized gain or loss in the Statements of Operations.

In accordance with the authoritative guidance on fair value measurement and disclosure under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For details of the investment classification, refer to the Schedules of Investments, lists of open forward currency contracts, and list of open swap contracts.

Written/Purchased Options — Each of the Funds may purchase call and put options on securities to seek capital growth or for hedging purposes. Each Fund may also write and sell covered call and put options as well as purchase and write options on stock indices (such as the S&P 500 Index) listed on domestic or foreign securities exchanges or traded in the over-the-counter market for hedging purposes. Additionally, the RiverPark Long/Short Opportunity Fund may sell uncovered call and put options on securities and stock indices. For the period ended March 31, 2025, the Funds did not transact in any options.

Notes to Financial Statements March 31, 2025 (Unaudited)

2. Summary of Significant Accounting Policies (continued)

The RiverPark Long/Short Opportunity Fund may invest up to 50% of the value of their assets, represented by premiums paid, to purchase call and put options on securities and securities indices. The Fund may write covered call and put options on securities and securities indices, so long as the aggregate nominal value does not exceed 200% of the value of its assets.

An option on a security provides the purchaser, or “holder,” with the right, but not the obligation, to purchase, in the case of a “call” option, or sell, in the case of a “put” option, the security or securities underlying the option, for a fixed exercise price up to a stated expiration date. The holder pays a nonrefundable purchase price for the option, known as the “premium.” The maximum amount of risk the purchaser of the option assumes is equal to the premium plus related transaction costs, although the entire amount may be lost. The risk of the seller, or “writer,” however, is potentially unlimited, unless the option is “covered,” which is generally accomplished through the writer’s ownership of the underlying security, in the case of a call option, or the writer’s segregation of an amount of cash or securities equal to the exercise price, in the case of a put option. If the writer’s obligation is not covered, it is subject to the risk of the full change in value of the underlying security from the time the option is written until exercise.

The realized and unrealized gain (loss) from purchased and written options, if any, are disclosed separately on the Statements of Operations.

Swap Agreements — The Funds may invest in equity-linked securities, including, but not limited to, participation notes, certificates, and equity swaps. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or a single stock. To the extent that the Funds invest in equity-linked securities whose return corresponds to the performance of a foreign security index or one or more foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign securities and subject to each Fund’s restrictions on investments in foreign securities.

Equity swaps allow the parties to a swap agreement to exchange the dividend income or other components of return on an equity investment (for example, a group of equity securities or an index) for a component of return on another non-equity or equity investment. An equity swap may be used by a Fund to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment may be restricted for legal reasons or is otherwise deemed impractical or disadvantageous. Equity swaps may also be used for hedging purposes or to seek to increase exposure and total return. A Fund’s ability to enter into certain swap transactions may be limited by tax considerations. The counterparty to an equity swap contract will typically be a bank, investment banking firm or broker/dealer.

Equity swaps are derivatives and their value can be very volatile. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the counterparty to an equity swap defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive. As some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the cost of the underlying asset without the use of leverage. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates. To the extent that the Adviser does not accurately analyze and predict the potential relative fluctuation of the components swapped with another party, a Fund may suffer a loss. As equity swaps can be illiquid, a Fund may be unable to terminate its obligations when desired. When entering into swap contracts, a Fund must “set aside” liquid assets, or engage in other appropriate measures to “cover” its obligation under the swap contract.

Swaps are marked-to-market daily and are valued at the unrealized appreciation or depreciation on the instrument based upon quotations from market makers or a pricing service and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statements of Operations. Periodic reset payments on the total return swap are

Notes to Financial Statements March 31, 2025 (Unaudited)

2. Summary of Significant Accounting Policies (continued)

inclusive of interest, commissions and dividends, all of which are recorded as part of the net realized gains and losses in the Statements of Operations. For the period ended March 31, 2025, (subject to equity risk exposure) the average daily notional value of equity swaps for the Long/Short Opportunity Fund was as follows (000):

RiverPark Long/Short Opportunity Fund
Average Daily Notional Value Long	$3,185
Average Daily Notional Value Short	$7,688

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Funds in the future, or requires increased fees, which could impair the Funds’ ability to achieve their investment objective. A counterparty may also increase its collateral requirements, which may limit the Funds’ ability to use leverage and reduce investment returns. In addition, if the Funds cannot locate a counterparty willing to enter into transactions with the Funds, they will not be able to implement their investment strategy. For the period ended March 31, 2025, the RiverPark Long/Short Opportunity Fund entered into swap agreements with only one counterparty, Goldman Sachs International.

To reduce counterparty risk with respect to Over-the-Counter (“OTC”) transactions, the Funds have entered into master netting arrangements, established within the Funds’ International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Funds to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in purchased equity options and swaps for each individual counterparty. In addition, the Funds may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Funds.

The following is a summary by counterparty of the market value of swap agreements and collateral (received)/pledged for the RiverPark Long/Short Opportunity Fund as of March 31, 2025 (000)*†:

			Gross Amounts not offset in the Statements of Assets and Liabilities
Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments for Offset	Cash Collateral Received (Pledged)*	Net Amount
$661	$—	$661	$(661)	$—	$—

			Gross Amounts not offset in the Statements of Assets and Liabilities
Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments for Offset	Cash Collateral Received (Pledged)*	Net Amount
$(266)	$—	$(266)	$661	$(400)	$(5)

†

Net exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from swaps can only be netted across transactions governed under the same master agreement with the same legal entity.

Notes to Financial Statements March 31, 2025 (Unaudited)

2. Summary of Significant Accounting Policies (continued)

*

Collateral received/pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amount received/pledged may exceed this amount and may fluctuate in value.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Funds from its counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance.

Master Limited Partnerships — The Funds may invest in master limited partnerships (“MLPs”). MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include interest, dividend, real property rent, gain from sale or other disposition of real property and income from activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. MLPs that are formed as limited liability companies generally have two analogous classes of owners, the managing member and the members. For purposes of this section, references to general partners also apply to managing members and references to limited partners also apply to members. The general partner is typically owned by a major energy company, an investment fund, the direct management of the MLP or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an equity interest of as much as 2% in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners own the remainder of the MLP through ownership of common units and have a limited role in the MLP’s operations and management.

An investment in MLP units involves certain risks which differ from an investment in the securities of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and conflicts of interest exist between common unit holders and the general partner, including those arising from incentive distribution payments. As a partnership, an MLP has no tax liability at the entity level. If, as a result of a change in current law or a change in an MLP’s business, an MLP were treated as a corporation for federal income tax purposes, such MLP would be obligated to pay federal income tax on its income at the corporate tax rate. If an MLP were classified as a corporation for federal income tax purposes, the amount of cash available for distribution by the MLP would be reduced and distributions received by investors would be taxed under federal income tax laws applicable to corporate dividends (as dividend income, return of capital, or capital gain). Therefore, treatment of an MLP as a corporation for federal income tax purposes would result in a reduction in the after-tax return to investors, likely causing a reduction in the value of the Funds’ shares. Dividends from MLPs are recorded on the ex-dividend date.

Investment Transactions — Security transactions are accounted for on the trade date, the date the order to buy or sell is executed. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Discounts or premiums are accreted or amortized to interest income using the effective interest method. Interest income is recognized on the accrual basis from settlement date. Dividend income and expenses and other distributions are recorded on the ex-dividend date, except certain dividends and distributions from foreign securities

Notes to Financial Statements March 31, 2025 (Unaudited)

2. Summary of Significant Accounting Policies (continued)

which are recorded as soon as a Fund is informed after the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Defaulted Investments — Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses — Expenses of the Trust that can be directly attributed to a particular Fund are borne by that Fund. Expenses which cannot be directly attributed to a Fund are apportioned among the Funds of the Trust based on the number of Funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Forward Foreign Currency Exchange Contracts — Each Fund may, but is not obligated to, enter into forward foreign currency exchange contracts (“forward contracts”) in order to protect against uncertainty in the level of future foreign exchange rates in the purchases and sale of securities. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for commissions, they do realize a profit based on the difference between the price at which they are buying and selling various currencies. Although forward contracts are intended to minimize currency risk — the risk of loss due to a decline in the value of the hedged currencies — at the same time, they tend to limit any potential gain which might result should the value of such currencies increase. As of March 31, 2025, the Funds did not hold forward contracts as currency hedges against foreign bonds. It is the Funds’ policy to present the gross unrealized appreciation and gross unrealized depreciation of the forward contracts separately on the Statements of Assets and Liabilities, as the Funds do not have a master netting agreement with the counterparty to the forward contracts. As of March 31, 2025, the RiverPark Short Term High Yield Fund entered into one-month forward contracts with one counterparty, Brown Brothers Harriman. In accordance with this policy, to the extent there are any open foreign currency contracts, the unrealized appreciation and depreciation as of March 31, 2025 is presented as such in the Statements of Assets and Liabilities. Realized and change in unrealized gains (losses) resulting from forward foreign currency contracts transacted during the period will be disclosed separately on the Statements of Operations.

For the period ended March 31, 2025, subject to currency risk exposure, the average balances of the forward contracts were as follows (000):

Average Monthly Notional Contracts:
RiverPark Short Term High Yield Fund	$8,375

Notes to Financial Statements March 31, 2025 (Unaudited)

2. Summary of Significant Accounting Policies (continued)

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid to shareholders annually for the RiverPark Large Growth Fund, Wedgewood Fund, RiverPark Long/Short Opportunity Fund, RiverPark/Next Century Growth Fund and RiverPark/Next Century Large Growth Fund and declared and paid monthly for the RiverPark Short Term High Yield Fund and the RiverPark Floating Rate CMBS Fund. Dividends and distributions are recorded on the ex-dividend date. Any net realized capital gains will be distributed at least annually by the Funds.

Income Taxes — Each Fund intends to qualify or continue to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986, as amended. If so qualified, each Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and net capital gains to its shareholders.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of, and changes to, tax laws, regulations and interpretations thereof.

As of and during the period ended March 31, 2025, the Funds did not have a tax liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any significant interest or penalties.

Cash and Cash Equivalents — Cash equivalents include short-term, highly liquid investments with a maturity date at time of purchase of three months or less. The Funds maintain cash and cash equivalent balances which, at times during the period, exceeded the $250,000 amount insured by the Federal Deposit Insurance Corporation. The Manager manages the risk of loss by banking with major institutions.

Organizational and Offering Costs — Offering costs, including costs of printing initial prospectus, legal and registration fees, are amortized over twelve-months from inception of the Funds. During the period ended March 31, 2025, the RiverPark/Next Century Large Growth Fund expensed $14 (000) in offering costs. Organizational costs and the initial registration statement as well as billings for services rendered by Fund counsel, are expensed as incurred.

3. Derivative Transactions

The following tables include exposure by type of risk on derivatives held throughout the period.

The fair value of derivative instruments as of March 31, 2025, was as follows:

Riverpark Short-Term High Yield Fund

	Derivative Assets		Derivatives Liabilities
	Statement of Assets and Liability Location	Fair Value (000)	Statement of Assets and Liability Location	Fair Value (000)
Derivatives not accounted for as hedging instruments under GAAP:
Forward foreign currency contracts (Currency Risk)	Unrealized appreciation on forward foreign currency contracts	$—	Unrealized depreciation on forward foreign currency contracts	$—
Total Derivatives not accounted for as hedging instruments under GAAP		$—		$—

Notes to Financial Statements March 31, 2025 (Unaudited)

3. Derivative Transactions (continued)

Riverpark Long/Short Opportunity Fund

	Derivative Assets		Derivatives Liabilities
	Statement of Assets and Liability Location	Fair Value (000)	Statement of Assets and Liability Location	Fair Value (000)
Derivatives not accounted for as hedging instruments under GAAP:
Total Return Swap (Equity Risk)	Unrealized appreciation on swap contracts	$661	Unrealized depreciation on swap contracts	$(266)
Total Derivatives not accounted for as hedging instruments under GAAP		$661		$(266)

The effect of derivative instruments on the Statements of Operations for the period ended March 31, 2025, was as follows:

The amount of realized gain (loss) on derivatives recognized in income (000):

RiverPark Short-Term High Yield Fund	Forward Currency Contracts	Purchased Options	Written Options	Swaps	Totals
Forward foreign currency contracts (Currency Risk)	$667	$—	$—	$—	$667
Total	$667	$—	$—	$—	$667

RiverPark Long/Short Opportunity Fund	Forward Currency Contracts	Purchased Options	Written Options	Swaps	Totals
Total return swap contracts (Equity Risk)	$—	$—	$—	$(1,037)	$(1,037)
Total	$—	$—	$—	$(1,037)	$(1,037)

Notes to Financial Statements March 31, 2025 (Unaudited)

3. Derivative Transactions (continued)

The amount of unrealized appreciation (depreciation) on derivatives recognized in income (000):

RiverPark Short-Term High Yield Fund	Forward Currency Contracts	Purchased Options	Written Options	Swaps	Totals
Forward foreign currency contracts (Currency Risk)	$120	$—	$—	$—	$120
Total	$120	$—	$—	$—	$120

RiverPark Long/Short Opportunity Fund	Forward Currency Contracts	Purchased Options	Written Options	Swaps	Totals
Total return swap contracts (Equity Risk)	$—	$—	$—	$1,328	$1,328
Total	$—	$—	$—	$1,328	$1,328

4. Agreements

Investment Advisory Agreement — RiverPark Advisors, LLC (“RiverPark”) serves as the Funds’ investment adviser (the “Adviser”). The Adviser has contractually agreed to waive its fees and to absorb expenses of each Fund through January 31, 2026 to the extent necessary to ensure that ordinary operating expenses of each class (excluding interest, brokerage commissions, dividends on short sales and interest expense on securities sold short, not yet purchased, acquired fund fees and expenses and extraordinary expenses) do not exceed, on an annual basis, certain levels as set forth below.

The table below shows the rate of each Funds’ investment advisory fee and the Adviser’s contractual expense limitation for each Fund:

Fund	Advisory Fee Before Contractual Fee Reduction	Expense Limitation (Institutional Class)	Expense Limitation (Retail Class)	Expense Limitation (Class C)*
RiverPark Large Growth Fund	0.65%	1.00%	1.25%	2.00%
Wedgewood Fund	0.65%	1.00%	1.25%	2.00%
RiverPark Short Term High Yield Fund	0.65%	1.00%	1.25%	N/A
RiverPark Long/Short Opportunity Fund	1.50%	1.85%	2.00%	2.85%
RiverPark Floating Rate CMBS Fund	0.65%	0.85%	1.25%	N/A
RiverPark/Next Century Growth Fund	0.80%	1.15%	1.40%	N/A
RiverPark/ Next Century Large Growth Fund	0.65%	1.00%	1.25%	N/A

*	Class C Shares are not currently being offered for sale to investors.

The Funds have each agreed to repay the Adviser in the amount of any fees waived and Fund expenses absorbed, subject to the limitations that: (1) the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of reimbursement; and (2) the reimbursement will not be made if it would cause the annual expense limitation

Notes to Financial Statements March 31, 2025 (Unaudited)

4. Agreements (continued)

in effect at the time of the waiver or at the time of the reimbursement to be exceeded. This arrangement will remain in effect unless and until the Board approves its modification or termination. The Adviser can recapture any fees it has waived within a three-year period subject to the applicable annual rates in the above table.

For the period ended March 31, 2025, the Adviser fee waiver analysis is as follows*:

	Unexpired Fee Waivers at September 30, 2024	Fees Waived and Expenses Reimbursed for the Period Ended March 31, 2025	Fees Recaptured for the Period Ended March 31, 2025	Fee Waivers Expired for the Period Ended March 31, 2025	Unexpired Fee Waivers at March 31, 2025
RiverPark Large Growth Fund	$21,735	$4,457	$—	$—	$26,192
Wedgewood Fund	54,606	11,823	—	—	66,429
RiverPark Long/Short Opportunity Fund	74,958	18,329	—	(7,944)	85,343
RiverPark Floating Rate CMBS Fund	158,378	30,962	—	(20,318)	169,023
RiverPark/Next Century Growth Fund	104,406	26,319	—	—	130,725
RiverPark/Next Century Large Growth Fund	53,771	28,997	—	—	82,768

*	Value not in thousands.

As of March 31, 2025, the amounts of waivers/reimbursements subject to recapture are as follows:

	Expiring 2025	Expiring 2026	Expiring 2027	Expiring 2028	Total
RiverPark Large Growth Fund	$—	$10,399	$11,336	$4,457	$26,192
Wedgewood Fund	5,315	25,727	23,564	11,823	66,429
RiverPark Long/Short Opportunity Fund	6,823	30,368	29,823	18,329	85,343
RiverPark Floating Rate CMBS Fund	21,617	52,604	63,840	30,962	169,023
RiverPark/Next Century Growth Fund	—	26,975	77,431	26,319	130,725
RiverPark/Next Century Large Growth Fund	—	—	53,771	28,997	82,768

RiverPark provides day-to-day portfolio management services to the RiverPark Large Growth Fund, RiverPark Long/Short Opportunity Fund and the RiverPark Floating Rate CMBS Fund. The Adviser has discretion to purchase and sell securities in accordance with these Funds’ objectives, policies, and restrictions.

RiverPark oversees the day-to-day portfolio management services provided by the following sub-advisers:

Fund	Investment Sub-Adviser
Wedgewood Fund	Wedgewood Partners, Inc.
RiverPark Short Term High Yield Fund	CrossingBridge Advisors, LLC
RiverPark/Next Century Growth Fund	Next Century Growth Investors, LLC
RiverPark/Next Century Large Growth Fund	Next Century Growth Investors, LLC

Notes to Financial Statements March 31, 2025 (Unaudited)

4. Agreements (continued)

The discretion to purchase and sell securities in accordance with these Funds’ objectives, policies, and restrictions has been delegated by the Adviser to Wedgewood Partners, Inc., CrossingBridge Advisors, LLC and Next Century Growth Investors, LLC with regard to each respective Fund to which such parties serve as sub-adviser. The Adviser pays the sub-advisers a monthly fee based upon the net assets managed by such sub-adviser from the management fee paid to the Adviser pursuant to the Investment Advisory Agreement. The Funds are not responsible for the payment of the sub-advisory fees.

RiverPark (and its affiliated advisers) and Wedgewood may be considered to be affiliates as RiverPark shareholders own approximately 6% of Wedgewood Partners. For its services as sub-adviser to the Wedgewood Fund, Wedgewood is entitled to a fee to be paid from RiverPark’s adviser fee. Such fee is calculated daily and paid monthly at an annual rate of 0.325% of Wedgewood Fund’s average net assets including 50% of any Fund waiver/reimbursements as well as 50% of any other directly related Fund expenses incurred by the Adviser.

Administrator, Custodian and Transfer Agent — SEI Investments Global Funds Services (the “Administrator”) serves as the Funds’ administrator pursuant to an Administration Agreement under which the Administrator provides administrative and accounting services. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and average daily net assets of the Fund. The Funds in the Trust are charged fees using a tiered fee structure on their total average net assets.

For the period ended March 31, 2025, the Funds incurred the following fees for these services in the table below:

Fund	Administration Fees
RiverPark Large Growth Fund	$13,824
Wedgewood Fund	9,357
RiverPark Short Term High Yield Fund	227,811
RiverPark Long/Short Opportunity Fund	11,714
RiverPark Floating Rate CMBS Fund	9,836
Riverpark/Next Century Growth Fund	4,492
Riverpark/Next Century Large Growth Fund	835

Brown Brothers Harriman & Co. (the “Custodian”) serves as the Funds’ custodian pursuant to a Custodian Agreement.

SS&C Global Investor & Distribution Solutions, Inc. (the “Transfer Agent”) serves as the Funds’ transfer agent pursuant to an Agency Agreement.

Distribution Agreement — SEI Investments Distribution Co., a wholly-owned subsidiary of SEI Investments Company and an affiliate of the Administrator (the “Distributor”) serves as the Funds’ distributor pursuant to a Distribution Agreement.

The Trust has adopted a shareholder services plan under which a shareholder servicing fee may be paid at an annual rate of up to 0.25% of average daily net assets attributable to Retail Class Shares and Institutional Class Shares of the Funds to banks and their affiliates and other institutions, including broker-dealers, as compensation for providing non-distribution related shareholder services. As of March 31, 2025, there were no shareholder servicing fees charged to Institutional Class Shares.

The Trust has adopted an administrative services plan under which each Fund may pay a non-distribution related administrative services fee at an annual rate of up to 0.20% of the average daily net assets of the Retail Class Shares and 0.15% of the average daily net assets of the Institutional Class Shares, to financial institutions, retirement plans, broker-dealers, depository institutions, institutional shareholders of record, registered investment advisers and other financial intermediaries and various brokerage firms or other industry recognized service providers of fund supermarkets or similar programs who provide administrative, recordkeeping and support servicing to their customers.

Notes to Financial Statements March 31, 2025 (Unaudited)

4. Agreements (continued)

For the Retail Class Shares, at no time will the shareholder servicing fees and the administrative servicing fees in the aggregate exceed on an annual basis 0.40% of the average daily net assets until changed by the Board of Trustees.

For the Institutional Class Shares, at no time will the shareholder servicing fees and the administrative servicing fees in the aggregate exceed on an annual basis 0.15% of the average daily net assets until changed by the Board of Trustees.

Other — Certain officers and Trustees of the Trust are also officers of the Adviser and the Administrator. Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer (“CCO”) and any staff are paid for by the Funds as incurred. The services include regulatory oversight of the Trust’s Adviser, sub-advisers and service providers as required by SEC regulations.

5. Investment Transactions

The cost of security purchases and proceeds from security sales and maturities, other than short-term investments, short sales, purchases to cover, written and purchased options, and short-term securities for the period ended March 31, 2025, were as follows:

Fund	Purchases (000)	Proceeds from Sales and Maturities (000)
RiverPark Large Growth Fund	$5,428	$5,980
Wedgewood Fund	3,813	3,231
RiverPark Short Term High Yield Fund	804,900	474,320
RiverPark Long/Short Opportunity Fund	2,465	6,441
RiverPark Floating Rate CMBS Fund	2,788	2,611
Riverpark/Next Century Growth Fund	7,562	14,255
Riverpark/Next Century Large Growth Fund	1,318	1,153

6. Federal Tax Information

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in capital or distributable earnings, as appropriate, in the period that the differences arise.

Notes to Financial Statements March 31, 2025 (Unaudited)

6. Federal Tax Information (continued)

The tax character of dividends and distributions declared during the last two years ended September 30, 2024 and 2023 was as follows (000):

Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
RiverPark Large Growth Fund
2024	$—	$—	$—	$—
2023	1	—	—	1
Wedgewood Fund
2024	—	622	—	622
2023	48	3,574	—	3,622
RiverPark Short Term High Yield Fund
2024	44,595	—	—	44,595
2023	46,502	—	—	46,502
RiverPark Long/Short Opportunity Fund
2024	—	—	—	—
2023	—	—	—	—
RiverPark Floating Rate CMBS Fund
2024	2,391	—	—	2,391
2023	2,677	—	—	2,677
Riverpark/Next Century Growth Fund*
2024	—	—	—	—
2023	—	—	—	—
Riverpark/Next Century Large Growth Fund**
2024	—	—	—	—

*	Commenced operations on close of business June 30, 2023.
**	Commended operations on close of business December 29, 2023.

As of September 30, 2024, the components of distributable earnings/(accumulated losses) on a tax basis were as follows (000):

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforward	Post-October Loss Deferral	Unrealized Appreciation (Depreciation)	Other Temporary Differences	Late Year Loss Deferral	Total Distributable Earnings (Accumulated Losses)
RiverPark Large Growth Fund	$—	$3,032	$—	$—	$21,556	$2	$(138)	$24,452
Wedgewood Fund	—	4,495	—	—	13,032	(2)	(49)	17,476
RiverPark Short Term High Yield Fund	6,463	—	(27,508)	(97)	(7,019)	(4)	—	(28,165)
RiverPark Long/Short Opportunity Fund	—	—	(68,652)	—	14,734	(719)	(140)	(54,777)
RiverPark Floating Rate CMBS Fund	3	—	(27,175)	—	(138)	(3)	—	(27,313)
Riverpark/Next Century Growth Fund	43	—	(1,004)	—	1,510	2	—	551
Riverpark/Next Century Large Growth Fund	—	—	— *	—	451	—	—	451

*	Amount is less than $500.

Notes to Financial Statements March 31, 2025 (Unaudited)

6. Federal Tax Information (continued)

Post-October losses represent losses realized on investment transactions from November 1, 2023 through September 30, 2024, that, in accordance with Federal income tax regulations, the Funds elect to defer and treat as having arisen in the following fiscal year.

The RiverPark Short Term High Yield Fund had Post-October losses of $97,498. The Fund elects to treat it as having arisen in the following fiscal year.

Late-year losses represent ordinary losses realized on investment transactions from January 1, 2024 through September 30, 2024 and specified losses realized on investment transactions from November 1, 2023 through September 30, 2024 that, in accordance with Federal income tax regulations, the Funds elect to defer and treat as having arisen in the following fiscal year.

Funds are permitted to carry forward capital losses indefinitely and such losses will retain their character as either short-term or long-term. As of September 30, 2024, the Funds had capital loss carryforwards as follows (000):

	Short-Term Loss ($ Thousands)		Long-Term Loss ($ Thousands)	Total ($ Thousands)
RiverPark Short Term High Yield Fund	$12,440		$15,068	$27,508
RiverPark Long/Short Opportunity Fund	68,652		—	68,652
RiverPark Floating Rate CMBS Fund	15,643		11,532	27,175
Riverpark/Next Century Growth Fund	1,004		—	1,004
Riverpark/Next Century Large Growth Fund*	—	*	—	—	*

*	Amount is less than $500.

During the year ended September 30, 2024, the RiverPark Large Growth Fund and the RiverPark Short Term High Yield Fund utilized capital loss carryforwards to offset capital gains in the amount of $547,193 and $1,143,784, respectively.

For federal income tax purposes, the cost of investments owned at March 31, 2025 and the net realized gains or losses on securities sold for the period could be different from amounts reported for financial reporting purposes, due to partnership basis adjustments and book versus tax adjustment such as wash sales which cannot be used for federal income tax purposes in the current year and have been deferred for use in future years. The federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, foreign currency and derivatives held by the Funds were as follows (000):

Fund	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
RiverPark Large Growth Fund	$23,661	$19,626	$(1,184)	$18,442
Wedgewood Fund	16,883	12,072	(216)	11,856
RiverPark Short Term High Yield Fund	742,738	1,032	(4,870)	(3,838)
RiverPark Long/Short Opportunity Fund	15,472	15,211	(913)	14,298
RiverPark Floating Rate CMBS Fund	31,695	34	(127)	(93)
Riverpark/Next Century Growth Fund	10,551	2,590	(1,546)	1,044
Riverpark/Next Century Large Growth Fund	2,348	304	(152)	152

Notes to Financial Statements March 31, 2025 (Unaudited)

7. Risks

The RiverPark Short Term High Yield Fund invests in fixed-income instruments that are or are rated below investment grade by Moody’s Investors Service, Inc. and Standard & Poor’s Corporation and accordingly involve greater risk. Such securities are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk to adverse conditions. These securities offer higher returns than bonds with higher ratings as compensation for holding an obligation of an issuer perceived to be less creditworthy. Changes in economic conditions or developments regarding issuers of non-investment grade debt securities are more likely to cause price volatility and weaken the capacity of such issuers to make principal and interest payments than is the case for higher grade debt securities. In addition, the market for lower grade debt securities may be thinner and less active than for higher grade debt securities.

High-yield securities are generally not exchange-traded and, as a result, these instruments trade in a smaller secondary market than exchange-traded bonds. In addition, the Funds invest in bonds of issuers that do not have publicly traded equity securities, making it more difficult to hedge the risks associated with such investments.

The RiverPark Short Term High Yield Fund may invest in securities of companies that are experiencing significant financial or business difficulties, including companies involved in bankruptcy or other reorganization and liquidation proceedings. Although such investments may result in significant returns to the Funds, they involve a substantial degree of risk.

The RiverPark Long/Short Opportunity Fund is exposed to the risks of using leverage and short sales. The RiverPark Long/Short Opportunity Fund may use leverage. Leverage is the practice of borrowing money to purchase securities. These investment practices involve special risks. Leverage can increase the investment returns of the RiverPark Long/Short Opportunity Fund if the securities purchased increase in value in an amount exceeding the cost of the borrowing. However, if the securities decrease in value, the RiverPark Long/Short Opportunity Fund will suffer a greater loss than would have resulted without the use of leverage. A short sale is the sale by the RiverPark Long/Short Opportunity Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position. A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the RiverPark Long/Short Opportunity Fund will recognize a loss. The risk on a standalone or unhedged short sale is unlimited because the RiverPark Long/Short Opportunity Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions. With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security.

The RiverPark Long/Short Opportunity Fund and RiverPark/Next Century Growth Fund are able to invest in options which expose investors to the risks inherent in trading options. These risks include, but are not limited to, volatile movements in the price of the underlying instrument and misjudgments as to the future prices of the options and/or the underlying instrument. Increased option volatility can increase both the profit potential and the risk associated with a fund’s trading. While volatility can be monitored and reacted to, there is no cost-effective means of hedging against market volatility.

Selling options creates additional risks. The seller of a “naked” call option (or the seller of a put option who has a short position in the underlying instrument) is subject to the risk of a rise in the price in the underlying instrument above the strike price, which risk is reduced only by the premium received for selling the option. In exchange for the proceeds received from selling the call option (in lieu of an outright short position), the option seller gives up (or will not participate in) all of the potential gain resulting from a decrease in the price of the underlying instrument below the strike price prior to expiration of the option.

The seller of a “naked” put option (or the seller of a call option who has a long position in the underlying instrument) is subject to the risk of a decline in price of the underlying instrument below the strike price, which risk is reduced only by the proceeds received from selling the option. In exchange for the premium received for selling the put option (in lieu of an outright long position), the option seller gives up (or will not participate in) all of the potential gain resulting from an

Notes to Financial Statements March 31, 2025 (Unaudited)

7. Risks (continued)

increase in the price of the underlying instrument above the strike price prior to the expiration of the option. Due to the inherent leveraged nature of options, a relatively small adverse move in the price of the underlying instrument may result in immediate and substantial losses to a Fund.

The RiverPark Long/Short Opportunity Fund invests in swaps. The use of swaps is a highly specialized activity that involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. These transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from the Fund’s direct investments in the reference assets and short sales. Transactions in swaps can involve greater risks than if the RiverPark Long/Short Opportunity Fund had invested directly in the reference asset because, in addition to general market risks, swaps are also subject to liquidity risk, counterparty risk, credit risk and valuation risk. Because they are two-party contracts and because they may have terms of greater than seven days, swap transactions may be considered to be illiquid. Swaps may also be subject to pricing or “basis” risk, which exists when a particular swap becomes extraordinarily expensive relative to historical prices or the price of corresponding cash market instruments. Under certain market conditions it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity. As a registered investment company, the Fund must “set aside” liquid assets (often referred to as “asset segregation”), or engage in other approved measures to “cover” open positions with respect to certain kinds of derivatives instruments. The Fund reserves the right to modify its asset segregation policies in the future to comply with any changes in the SEC’s positions regarding asset segregation.

The RiverPark Long/Short Opportunity Fund is exposed to counterparty credit risk through its investment in swap contracts. The RiverPark Long/Short Opportunity Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of default or bankruptcy of the counterparty, or if the counterparty fails to honor its obligations. The RiverPark Long/Short Opportunity Fund has entered into swap agreements with a single counterparty (Goldman Sachs International), focusing its exposure to the counterparty credit risk of that single counterparty. Furthermore, the swap counterparty’s obligation to the RiverPark Long/Short Opportunity Fund likely will not be collateralized. The RiverPark Long/Short Opportunity Fund typically resets swap agreements on a rolling 13-month basis.

The RiverPark Short Term High Yield Fund may invest in bank loan obligations. The secondary market for loans is a private, unregulated inter-dealer or inter-bank resale market. Purchases and sales of loans are generally subject to contractual restrictions that must be satisfied before a loan can be bought or sold. These restrictions may impede the Fund’s ability to buy or sell loans and may negatively impact the transaction price. It may take longer than seven days for transactions in loans to settle.

The Fund may hold cash, sell investments or temporarily borrow from banks or other lenders to meet short-term liquidity needs due to the extended loan settlement process, such as to satisfy redemption requests from Fund shareholders.

The Wedgewood Fund, the RiverPark Floating Rate CMBS Fund and the RiverPark/Next Century Large Growth Fund are non-diversified, which means that they may hold larger positions in a smaller number of individual securities than if they were diversified. This means that increases or decreases in the value of any of the individual securities owned by the Funds may have a greater impact on the Fund’s net asset value and total return than a diversified fund which would likely hold more securities. Therefore, the Fund’s value may fluctuate more, and it could incur greater losses as a result of decreases in the value of any one of its holdings, than if it had invested in a larger number of stocks.

The Information Technology sector is an important sector for growth-oriented strategies and thus may represent a large percentage of the investments of RiverPark Large Growth, RiverPark Long/Short, Wedgewood, RiverPark/Next Century Growth Fund and RiverPark/Next Century Large Growth Fund. The sector includes a number of important industries such as software & services, hardware & equipment, and semiconductors. Investments in Information Technology are potentially riskier than investments in more mature industries because the nature of technology is that it is rapidly changing. Therefore, products or services that may initially look promising may subsequently fail or become obsolete and barriers to entry are difficult to determine. Additionally, valuations are often higher, and price movements may be more volatile.

Notes to Financial Statements March 31, 2025 (Unaudited)

7. Risks (continued)

The RiverPark Floating Rate CMBS Fund will invest in commercial real estate debt securities (“CRE Debt”). CRE Debt securities are not backed by the full faith and credit of the U.S. government and are subject to risk of default on the underlying mortgages. CRE Debt may react differently to changes in interest rates than other bonds and the prices of CRE Debt may reflect adverse economic and market conditions. Small movements in interest rates may significantly reduce the value of CRE Debt.

The CRE Debt securities in which the Fund is expected to invest are subject to the risks of the underlying mortgage loans. Commercial mortgage loans are secured by commercial property and are subject to risks of delinquency and foreclosure, and risks of loss. The ability of a borrower to repay a loan secured by an income-producing property typically is dependent primarily upon the successful operation of such property rather than upon the existence of independent income or assets of the borrower. If the net operating income of the property is reduced, the borrower’s ability to repay the loan may be impaired. Net operating income of an income-producing property can be affected by, among other things, tenant mix, success of tenant businesses, property management decisions, property location and condition, competition from comparable types of properties, changes in laws that increase operating expense or limit rents that may be charged, any need to address environmental contamination at the property, the occurrence of any uninsured casualty at the property, changes in national, regional or local economic conditions and/or specific industry segments, declines in regional or local real estate values, declines in regional or local rental or occupancy rates, increases in interest rates, real estate tax rates and other operating expenses, changes in governmental rules, regulations and fiscal policies, including environmental legislation, acts of God, terrorism, social unrest and civil disturbances.

Difficult conditions in the markets for CRE Debt securities and mortgage-related assets as well as the broader financial markets have in the past resulted in a temporary but significant contraction in liquidity for CRE Debt securities. Liquidity relates to the ability of the Fund to sell its investments in a timely manner at a price approximately equal to its value on the Fund’s books. To the extent that the market for CRE Debt securities suffers such a contraction, securities that were considered liquid at the time of investment could become temporarily illiquid, and the Advisor may experience delays or difficulty in selling assets at the prices at which the Fund carries such assets, which may result in a loss to the Fund. There is no way to predict reliably when such market conditions could re-occur or how long such conditions could persist.

CMBS may involve the risks of delinquent payments of interest and principal, early prepayments and potentially unrecoverable principal loss from the sale of foreclosed property. Subordinated classes of CMBS are generally entitled to receive repayment of principal only after all required principal payments have been made to more senior classes and also have subordinated rights as to receipt of interest distributions. Such subordinated classes are subject to a greater risk of non-payment than are senior classes.

Geopolitical and Health Crisis Risks. Geopolitical events and health crises, including pandemics, war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. The increasing interconnectedness of markets around the world may result in many markets being affected by such events even if they occur in a single country or region. Such events may have significant adverse direct or indirect effects on the Funds and their investments. A health crisis may also exacerbate other pre-existing risks.

The RiverPark Short Term High Yield Fund may invest in securities that are purchased in private investment in public equity (“PIPE”) transactions. Securities acquired by the Fund in such transactions are subject to resale restrictions under securities laws. While issuers in PIPE transactions typically agree that they will register the securities for resale by the Fund after the transaction closes (thereby removing resale restrictions), there is no guarantee that the securities will in fact be registered. In addition, a PIPE issuer may require the Fund to agree to other resale restrictions as a condition to the sale of such securities. Thus, the Fund’s ability to resell securities acquired in PIPE transactions may be limited, and even though a public market may exist for such securities, the securities held by the Fund may be deemed illiquid.

Notes to Financial Statements March 31, 2025 (Unaudited)

7. Risks (continued)

The RiverPark Short Term High Yield Fund may invest in stock, warrants, and other securities of special purpose acquisition companies (“SPACs”) or similar special purpose entities that pool funds to seek potential acquisition opportunities. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. Government securities, money market fund securities and cash; if an acquisition that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds are returned to the entity’s shareholders. Because SPACs and similar entities are in essence blank check companies without an operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, which are typically traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale.

A more complete description of risks is included in each Fund’s prospectus and statement of additional information.

8. Owners of Beneficial Interest

As of March 31, 2025, the Funds had the following concentrations of shareholders holding 10% or more of the outstanding shares of the Funds. These concentrations include omnibus shareholder accounts comprised of one or many individual shareholders. As of March 31, 2025, the RiverPark/Next Century Large Growth Fund had two shareholders that beneficially owned 82% of the outstanding shares of the Institutional share class and one shareholder who owned 100% of the retail share class. These shareholders are also affiliated with the Adviser and sub-adviser of the Fund. As of the same date, the RiverPark Floating Rate CMBS Fund had one shareholder that owned 31% of the outstanding shares of the institutional share class.

Fund
RiverPark Large Growth Fund
Institutional Class Shares	87%
Retail Class Shares	82%
Wedgewood Fund
Institutional Class Shares	68%
Retail Class Shares	54%
RiverPark Short Term High Yield Fund
Institutional Class Shares	74%
Retail Class Shares	91%
RiverPark Long/Short Opportunity Fund
Institutional Class Shares	87%
Retail Class Shares	84%
RiverPark Floating Rate CMBS Fund
Institutional Class Shares	57%
Retail Class Shares	90%
RiverPark/Next Century Growth Fund
Institutional Class Shares	79%
Retail Class Shares	95%
RiverPark/Next Century Large Growth Fund
Institutional Class Shares	82%
Retail Class Shares	100%

Notes to Financial Statements March 31, 2025 (Unaudited)

8. Owners of Beneficial Interest (continued)

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

9. Subsequent Events

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

Other Information (Form N-CSRS Items 8-11) March 31, 2025 (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included within the Statement(s) of Operations of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

INVESTMENT ADVISER

RiverPark Advisors, LLC

156 West 56th Street, 17th Floor

New York, New York 10019

CUSTODIAN

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, Massachusetts 02110

PRIME BROKER

Goldman Sachs & Co.

200 West Street, 3rd Floor

New York, New York 10282

TRANSFER AGENT

SS&C Global Investor & Distribution Solutions, Inc.

801 Pennsylvania Avenue

Kansas City, Missouri 64105

ADMINISTRATOR

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, Pennsylvania 19456

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, Ohio 44115

DISTRIBUTOR

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

FUND COUNSEL

Blank Rome LLP

1271 Avenue of the Americas

New York, New York 10020

This information must be preceded or accompanied by a

current prospectus for the Trust.

RPF-SA-001-1500

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation

(a) Not applicable.

(b) Not applicable.

Items 19. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RiverPark Funds Trust

By (Signature and Title)*	/s/ Morty Schaja
Morty Schaja,
Principal Executive Officer

Date: June 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Morty Schaja
Morty Schaja,
Principal Executive Officer

Date: June 5, 2025

By (Signature and Title)*	/s/ Andrew Metzger
Andrew Metzger,
Principal Financial Officer

Date: June 5, 2025